UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 – Reports to Stockholders

PGIM ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 15, 2022

PGIM Absolute Return Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	-1.31	-3.59	1.78	2.18

Class C	-1.68	-2.07	1.68	1.76

Class Z	-1.18	-0.10	2.72	2.78

Class R6	-1.15	-0.14	2.73	2.81

ICE BofA US 3-Month Treasury Bill Index

	0.07	0.08	1.12	0.63

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index

	-0.05	0.03	1.33	0.87

Bloomberg US Aggregate Bond Index

	-9.47	-8.51	1.20	1.73

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index*—The ICE BofA US 3-Month Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

*ICE BofA US 3-Month Treasury Bill Index has replaced ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as the Fund’s primary benchmark due to the pending discontinuation of LIBOR.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Source: ICE BofA, used with permission.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Absolute Return Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.10	2.74	2.74

Class C	0.06	2.08	2.08

Class Z	0.11	3.12	3.12

Class R6	0.11	3.19	3.19

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	33.3

AA	6.8

A	3.3

BBB	12.1

BB	13.2

B	4.8

CCC	3.5

Not Rated	5.3

Cash/Cash Equivalents	17.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Absolute Return Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 986.90	0.97%	$4.78

	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

Class C	Actual	$1,000.00	$ 983.20	1.75%	$8.61

	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class Z	Actual	$1,000.00	$ 988.20	0.72%	$3.55

	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class R6	Actual	$1,000.00	$ 988.50	0.64%	$3.16

	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 80.7%

ASSET-BACKED SECURITIES 22.8%

Automobiles 0.2%

Hertz Vehicle Financing III LP,
Series 2021-02A, Class B, 144A	2.120%	12/27/27		200	$180,637
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,680,216

					1,860,853

Collateralized Loan Obligations 17.9%

Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	2,500	2,586,238
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)	2.219(c)	04/18/35		9,750	9,603,751
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	10/21/34	EUR	3,000	3,127,547
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	1,750	1,824,864
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,741,295
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.143(c)	01/20/32		6,250	6,178,825
Crown City CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month Term SOFR + 1.340% (Cap N/A, Floor 1.340%)	2.191(c)	04/20/35		2,750	2,717,084
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.324(c)	07/15/29		2,396	2,390,501
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.206(c)	02/15/29		13,011	13,033,900
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.286(c)	01/22/31		3,000	2,983,697
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	01/15/31		8,000	7,969,799

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	2.364%(c)	01/15/32		5,000	$4,974,769
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	2.136(c)	10/15/32		5,500	5,452,284
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		9,500	9,403,229
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	2.293(c)	10/20/34		5,000	4,944,437
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.218(c)	04/21/31		7,411	7,368,679
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.898(c)	04/21/31		18,000	17,603,797
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.794(c)	04/17/31		4,000	3,926,733
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.174(c)	01/17/31		5,000	4,974,242
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.144(c)	07/16/31		6,750	6,701,143
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.550(c)	04/20/35	EUR	10,000	10,333,142
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.359(c)	07/25/31		5,000	4,948,325
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.093(c)	04/20/31		1,484	1,471,580
St. Paul’s CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	10/25/35	EUR	8,000	8,330,433
Strata CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	2.634(c)	01/15/31		19,000	18,960,581

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.194%(c)	01/17/31	10,500		$10,435,239
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.234(c)	07/15/31	11,300		11,214,065
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.334(c)	04/15/30	4,642		4,630,459

					194,830,638

Consumer Loans 0.4%

Lendmark Funding Trust,
Series 2021-01A, Class C, 144A	3.410	11/20/31	200		177,744
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,860		4,786,684

					4,964,428

Home Equity Loans 1.1%

Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	1.868(c)	10/25/34	1,094		1,082,812
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	1.348(c)	11/25/33	1,543		1,518,727
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.628(c)	11/25/33	3,451		3,299,587
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	2.243(c)	12/25/34	—	(r)	378
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	1.328(c)	10/25/32	395		391,074
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	1.848(c)	06/25/43	78		75,719
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.763(c)	01/25/34	2,351		2,329,381
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	1.508(c)	01/25/35	1,050		1,018,711

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	3.143%(c)	08/25/33	744		$743,663
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.688(c)	10/25/33	862		853,219
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	09/25/33	279		275,953
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.688(c)	10/25/33	303		300,015

					11,889,239

Other 0.3%

PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.018(c)	04/25/23	3,200		3,160,882

Residential Mortgage-Backed Securities 1.4%

Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	1.308(c)	08/25/32	245		234,930
Series 2003-04, Class 1A5	4.956	05/25/33	359		337,228
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	1.298(c)	02/25/35	191		184,031
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	—	(r)	219
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	07/25/33	421		416,902
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	03/25/34	19		18,281
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	11/25/34	194		193,306
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	81		77,878
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.718(c)	09/25/33	1,160		1,127,769
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	1.428(c)	08/25/34	506		497,856

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	1.463%(c)	03/25/35		1,786		$1,729,752
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	1.108(c)	06/25/34		639		613,262
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.568(c)	05/25/34		179		171,218
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.500(c)	09/27/75	EUR	1,563		1,615,217
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.668(c)	09/25/34		1,881		1,813,113
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	6,952
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	6,279		6,624,197

						15,662,111

Student Loans 1.5%

Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		3,103		3,060,913
Series 2019-A, Class R, 144A	0.000	10/25/48		2,505		549,137
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		3,818		3,777,553
Series 2019-D, Class 1PT, 144A	3.026(cc)	01/16/46		3,904		3,851,317
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		4,626		4,510,619
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.918(c)	11/29/24		801		800,111

						16,549,650

TOTAL ASSET-BACKED SECURITIES (cost $255,813,481)						248,917,801

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS 1.8%

Airlines 0.1%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28		497	$492,178

Computers 0.1%

McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%	4.500(c)	03/01/29		1,025	1,004,756

Internet 0.2%

Speedster Bidco GmbH (Germany),
Second Lien Term Loan, 3 Month EURIBOR + 6.000%	6.000(c)	03/31/28	EUR	2,400	2,515,266

Investment Companies 0.2%

Rainbow Midco Ltd. (United Kingdom),
Term Loan^	—(p)	01/31/30		2,500	2,592,368

Media 0.0%

Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26		376	123,350
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		41	41,577

					164,927

Metal Fabricate/Hardware 0.1%

Tank Holding Corp.,
Initial Term Loan, SOFR + 6.000%^	6.800(c)	03/31/28		1,150	1,129,875

Oil & Gas 0.2%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25		1,858	1,983,415

Retail 0.7%

CD&R Firefly Bidco Ltd. (United Kingdom),
Initial Term Loan, SONIA + 8.356%^	8.551(c)	06/19/26	GBP	3,300	4,149,585

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail (cont’d.)

Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	8.088%(c)	07/27/29	GBP	1,025	$1,265,525
Stonegate Pub Co. Ltd.,
Second Lien Delayed Draw Term Loan, 3 Month GBP LIBOR + 8.500%^	8.767(c)	03/06/28	GBP	1,900	2,365,264

					7,780,374

Telecommunications 0.2%

West Corp.,
Initial Term B Loan, 1 - 3 Month LIBOR + 3.500%	5.000(c)	10/10/24		2,359	2,202,921

TOTAL BANK LOANS (cost $20,741,356)					19,866,080

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		2,700	2,498,399
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		2,700	2,472,978
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	2.003(c)	03/15/37		11,875	10,984,484
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.204(c)	10/15/36		5,653	5,517,552
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.335(cc)	02/10/48		123,049	789,224
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		15,500	13,578,397
FHLMC Multifamily Structured Pass-Through Certificates,
Series K021, Class X1, IO	1.502(cc)	06/25/22		1,480	109
Series K025, Class X1, IO	0.901(cc)	10/25/22		78,350	194,536
Series K055, Class X1, IO	1.486(cc)	03/25/26		21,838	953,646
Series KC02, Class X1, IO	0.516(cc)	03/25/24		122,356	709,827
GS Mortgage Securities Corp.,
Series 2013-GC10, Class XB, IO, 144A	0.633(cc)	02/10/46		103,126	384,608
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.632(cc)	04/10/47		28,307	233,604
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	4,889,741

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.457%(cc)	08/15/47		45,056	$316,203
Series 2015-C27, Class XB, IO	0.546(cc)	02/15/48		52,766	572,632
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.647(cc)	04/15/46		34,956	172,425
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		7,950	7,780,029
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.400(cc)	08/15/45		65,968	8,015
Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	200,301
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.713(c)	01/23/29	GBP	9,500	11,945,021
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class XB, IO, 144A	0.464(cc)	04/10/46		140,883	463,674

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $67,152,980)					64,665,405

CONVERTIBLE BOND 0.0%

Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $5,781)	7.000	05/16/22(oo)		44	32,115

CORPORATE BONDS 24.4%

Advertising 0.0%
National CineMedia LLC,
Sr. Unsec’d. Notes(a)	5.750	08/15/26		350	250,003

Aerospace & Defense 0.9%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,771	4,762,986
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,675	5,288,013

					10,050,999

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Agriculture 0.3%
Tereos Finance Groupe I SA (France),
Bonds, 144A	4.750%	04/30/27	EUR	2,700	$2,671,404
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		475	418,071

					3,089,475

Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27		1,635	1,537,871
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26		72	71,116
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.300	02/15/27		1,539	1,519,040
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		645	621,522
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	156,193

					3,905,742

Auto Manufacturers 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32		875	710,480
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43		1,555	1,606,390

					2,316,870

Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26		1,900	1,695,931
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		1,190	1,148,861
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A(a)	5.625	11/15/26		1,800	842,897
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		800	662,027
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31		350	285,567

					4,635,283

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 4.5%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, 144A, MTN(a)	3.250%(ff)	09/30/31	1,055	$950,721
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	1,002,726
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36	945	812,862
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,691,970
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,545	5,081,385
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,425,822
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	778,345
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,103,285
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,147,659
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	955,170
Sub. Notes	4.400	06/10/25	405	408,100
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,178,518
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes, 144A(a)	6.750	05/02/24	1,155	23,100
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,603
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,855,358
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	132,063
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A	4.375	02/04/30	2,170	1,838,992
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,419,459
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	14,215,730
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.709(c)	07/30/22(oo)	64	63,220
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,411,939
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,690	1,385,642
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,688,823
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	600,679
People’s United Bank NA,
Sub. Notes	4.000	07/15/24	325	326,556

				48,531,727

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.200%	01/15/39		250	$337,441

Building Materials 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29		1,180	1,132,951
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes	3.850	02/01/23		104	104,698

					1,237,649

Chemicals 1.2%
Ashland LLC,
Gtd. Notes	6.875	05/15/43		4,100	4,598,035
Ashland Services BV,
Gtd. Notes	2.000	01/30/28	EUR	1,200	1,146,390
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,630	1,534,050
LYB International Finance BV,
Gtd. Notes	5.250	07/15/43		175	177,467
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,390,388
Sasol Financing International Ltd. (South Africa),
Gtd. Notes	4.500	11/14/22		2,415	2,408,363
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		350	326,881
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 1,700,000; purchased 07/19/19)(f)	10.500	08/01/24		1,700	569,543
Sr. Sec’d. Notes, 144A (original cost $ 410,704; purchased 02/01/21)(f)	10.875	08/01/24		419	426,261

					12,577,378

Commercial Services 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	130,010
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,103,150
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	4,060	3,657,197

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	3.750%	01/15/32	325	$283,062
Gtd. Notes	5.250	01/15/30	1,200	1,177,961

				7,351,380

Computers 0.0%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	515	493,381

Diversified Financial Services 0.4%
Blackstone Private Credit Fund,
Sr. Sec’d. Notes	2.500	05/03/27	950	950,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.000	08/15/28	1,025	934,014
Jefferies Group LLC,
Sr. Unsec’d. Notes	6.500	01/20/43	175	190,715
OneMain Finance Corp.,
Gtd. Notes(a)	3.875	09/15/28	1,200	1,019,575
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,110,433

				4,204,737

Electric 1.3%
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375	05/31/30	1,065	947,675
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	1,500	1,311,125
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	2,275	1,940,815
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A(a)	4.250	03/25/27	466	427,482
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42	50	45,661
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,047,668
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	195,311
Evergy Kansas Central, Inc.,
First Mortgage	4.100	04/01/43	325	299,206
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes, 144A	5.750	12/01/40	1,809	1,549,931

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125%	05/07/29		1,295	$1,155,936
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,000	834,720
Gtd. Notes, 144A(a)	3.875	02/15/32		1,525	1,273,711
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		450	437,997
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		1,575	1,584,720

					14,051,958

Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		80	80,595

Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes, 144A	7.750	02/02/27		830	684,486

Engineering & Construction 0.4%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	911,410
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	606,585
IHS Holding Ltd. (Nigeria),
Gtd. Notes, 144A	6.250	11/29/28		850	801,627
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,861,212

					4,180,834

Entertainment 0.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		480	401,400
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	624	642,001
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,978	2,212,344

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625%	09/01/29		525	$419,026
Gtd. Notes, 144A	5.875	09/01/31		700	543,174

					4,217,945

Foods 1.1%
Bellis Finco PLC (United Kingdom),
Gtd. Notes(a)	4.000	02/16/27	GBP	2,700	2,828,608
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		440	406,692
Gtd. Notes	4.875	10/01/49		2,980	2,772,886
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		350	312,174
Gtd. Notes, 144A	4.375	01/31/32		350	314,232
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	4,400	4,924,174

					11,558,766

Forest Products & Paper 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		400	444,793
Suzano Austria GmbH (Brazil),
Gtd. Notes	6.000	01/15/29		1,000	1,011,609

					1,456,402

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		2,900	2,854,859
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		700	779,038
ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375	05/12/26		1,350	1,241,154
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		1,375	1,245,114

					6,120,165

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.3%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625%	03/07/31	EUR	160	$162,328
Gtd. Notes	2.250	03/07/39	EUR	705	685,879
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		250	218,576
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	130,484
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,054,192
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	676,494

					2,927,953

Healthcare-Services 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	450,669
Sr. Unsec’d. Notes	4.500	05/15/42		530	499,646
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	699,343
Sr. Unsec’d. Notes	4.650	01/15/43		120	117,588
Sr. Unsec’d. Notes	5.100	01/15/44		515	535,942
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	4.125	07/01/52		75	73,388
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27		25	24,818
Sr. Unsec’d. Notes	6.875	11/15/31		1,300	1,346,922

					3,748,316

Home Builders 0.6%
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29		3,625	3,455,570
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		2,560	2,541,606

					5,997,176

Housewares 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29		325	251,540

Insurance 0.9%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	242,469

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	6.100%	10/01/41		280	$321,076
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23		436	439,435
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,641,309
Lincoln National Corp.,
Sr. Unsec’d. Notes	7.000	06/15/40		695	858,396
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,111,295
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43		975	919,320
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		1,950	1,992,938
Sub. Notes, 144A	6.850	12/16/39		54	66,523

					9,592,761

Internet 0.1%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A	4.193	01/19/32		1,250	1,057,221

Investment Companies 0.1%
Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%^	7.500	11/30/27(d)	EUR	784	711,013

Lodging 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27		1,510	1,398,295
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22		75	75,144
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		700	588,678
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25		1,000	968,480

					3,030,597

Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		1,300	1,160,613

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384%	10/23/35		2,640	$2,764,212
Sr. Sec’d. Notes	6.484	10/23/45		585	591,164
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.500	04/15/27		1,500	1,449,021
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		2,785	582,775
DISH DBS Corp.,
Gtd. Notes	5.875	07/15/22		1,000	1,002,866
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	766,006
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	655,966
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,150,743

					10,123,366

Mining 0.4%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes	3.375	11/01/28		730	653,418
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	577,441
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,796,170
Vedanta Resources Finance II PLC (India),
Gtd. Notes	13.875	01/21/24		1,425	1,488,265

					4,515,294

Oil & Gas 1.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,234,037
Gtd. Notes, 144A	9.000	11/01/27		974	1,355,268
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,835	1,861,949
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24		75	74,521

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875%	03/30/26		450	$417,778
Sr. Sec’d. Notes, 144A	5.375	03/30/28		720	661,739
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	1,500	462,606
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	697,627
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	1,982,507
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	963,720
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	795	741,044
Gtd. Notes	6.350	02/12/48		1,238	866,920
Gtd. Notes	6.500	03/13/27		260	249,124
Gtd. Notes	6.840	01/23/30		405	370,710
Gtd. Notes, EMTN	4.875	02/21/28	EUR	250	240,735
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		425	355,408
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		3,025	2,510,586
Tullow Oil PLC (Ghana),
Sr. Sec’d. Notes, 144A	10.250	05/15/26		1,605	1,583,729

					16,630,008

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	106,105

Packaging & Containers 0.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,203	1,922,371
Verallia SA (France),
Gtd. Notes	1.625	05/14/28	EUR	1,900	1,805,625

					3,727,996

Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		905	830,529

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes(h)	4.550%	03/15/35	4,155	$4,131,342
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	295,544
Gtd. Notes, 144A	6.250	02/15/29	1,200	874,769
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	615	598,672
Cigna Corp.,
Gtd. Notes(h)	4.375	10/15/28	3,990	4,009,635
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	1,315	1,319,988
Sr. Unsec’d. Notes	5.300	12/05/43	485	503,257
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	520	461,763
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	2,190	1,617,911

				14,643,410

Pipelines 1.3%
AI Candelaria Spain SA (Colombia),
Sr. Sec’d. Notes, 144A (original cost $920,000; purchased 05/10/21)(f)	5.750	06/15/33	920	771,458
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26	900	941,153
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A	4.600	12/15/44	125	116,864
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,171,967
Sr. Unsec’d. Notes	5.150	03/15/45	55	49,698
Sr. Unsec’d. Notes	5.300	04/15/47	125	113,049
Sr. Unsec’d. Notes	5.400	10/01/47	60	55,161
Sr. Unsec’d. Notes	6.250	04/15/49	75	76,157
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46	1,025	986,870
Gtd. Notes	4.950	10/15/54	800	772,015
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	105,458
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,318,046
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	145	136,737

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875%	08/15/27		500	$506,321
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47		1,060	965,155
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		775	735,776
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	1,764,828
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		1,000	933,478
Gtd. Notes, 144A	7.500	10/01/25		125	127,477
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		75	68,484
Sr. Sec’d. Notes, 144A	4.125	08/15/31		75	68,418
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48		910	790,404

					14,574,974

Real Estate 0.4%
Arabian Centres Sukuk Ltd. (Saudi Arabia),
Gtd. Notes, 144A	5.375	11/26/24		995	969,343
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,595,093

					4,564,436

Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		1,000	778,054

Retail 0.8%
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		1,000	999,497
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	250	257,830
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	4,700	4,755,663
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,200	1,057,991

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
JSM Global Sarl (Brazil),
Gtd. Notes, 144A	4.750%	10/20/30		1,800	$1,520,286
Macy’s Retail Holdings LLC,
Gtd. Notes	4.300	02/15/43		705	485,360

					9,076,627

Savings & Loans 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes	3.650	12/06/22		325	326,180

Telecommunications 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	2.550	12/01/33		1,542	1,277,625
Sr. Unsec’d. Notes	3.500	09/15/53		929	728,399
Sr. Unsec’d. Notes	3.650	09/15/59		318	244,596
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	704,324
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		817	816,680
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		255	213,272
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		454	406,596
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		646	633,884
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24		1,138	1,121,238
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		2,050	1,837,738
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		50	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		50	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,319,202
Kaixo Bondco Telecom SA (Spain),
Sr. Unsec’d. Notes, 144A	5.125	09/30/29	EUR	2,600	2,423,119
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	421,114
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		825	721,010

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A	4.500%	04/27/31	515	$446,331
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	2,000	2,103,976
Gtd. Notes(a)	7.625	02/15/25	1,150	1,224,502
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A	6.375	09/20/28	480	402,231
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41	1,575	1,325,887

				18,371,726

Transportation 0.0%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	360	315,734

TOTAL CORPORATE BONDS (cost $294,735,047)				266,403,703

MUNICIPAL BONDS 1.9%

California 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	717,268
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	1,949,818
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	595,238
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	653,868

				3,916,192

Colorado 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,461,448

Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	865	884,421

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	2,000	$2,718,777
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	228,209

				2,946,986

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	177,769

Puerto Rico 1.0%
Commonwealth of Puerto Rico,
Revenue Bonds, Series C	0.000(cc)	11/01/43	9,167	4,786,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	5,918,607

				10,705,038

Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	120	121,992

TOTAL MUNICIPAL BONDS (cost $20,332,571)				20,213,846

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.858(c)	03/27/36	516	514,241
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	2.890(c)	09/26/45	215	215,058
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.518(c)	10/25/28	1,492	1,487,849
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.239(c)	03/25/31	960	955,002
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	2.354(cc)	02/25/37	46	45,911

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.718%(c)	01/25/40	77	$76,809
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.389(c)	10/25/41	990	927,447
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.439(c)	12/25/41	1,718	1,597,769
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	4.789(c)	01/25/42	440	417,455
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	5.539(c)	03/25/42	290	288,366
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.368(c)	11/25/28	1,893	1,889,078
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.739(c)	04/25/34	910	865,737
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.689(c)	08/25/33	3,260	3,077,483
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.939(c)	11/25/41	695	647,965
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.339(c)	01/25/34	600	566,952
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.639(c)	09/25/41	570	515,364
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	3.151(c)	04/25/42	1,920	1,923,474
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.808(c)	10/26/36	1,210	1,186,775
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.268(c)	10/25/28	550	549,493

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	2.328%(cc)	07/25/35		26	$25,677
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	01/25/48		1,742	1,721,277
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.218(c)	07/25/28		310	309,416
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.189(c)	04/25/34		1,000	957,616
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.518(c)	02/25/23		1,650	1,643,504
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	08/25/25		3,400	3,368,371
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.068(c)	03/25/28		92	92,266
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	3.368(c)	03/25/28		1,240	1,228,108
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.989(c)	11/25/31		1,000	970,582
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	1,227	1,288,717
Structured Asset Securities Corp.,
Series 2003-37A, Class 3A7	2.302(cc)	12/25/33		263	262,789

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $30,281,486)					29,616,551

SOVEREIGN BONDS 2.7%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes	4.400	03/09/23		1,000	974,511
Airport Authority (Hong Kong),
Sr. Unsec’d. Notes, 144A	3.250	01/12/52		1,350	1,118,271
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	605,320
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		235	237,057

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333%	02/15/28		1,974	$2,002,336
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,790,678
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,576,272
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,503,917
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,477,254
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	351,648
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	817,286
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,905,647
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	538,132
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,775,836
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,759	1,561,893
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	790	748,769
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,343,504
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		350	123,375
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,265	413,699
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,560	826,800
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	282,000

TOTAL SOVEREIGN BONDS (cost $33,082,277)					28,974,205

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds(h)(k)	1.375	11/15/40		15,930	11,917,631
U.S. Treasury Bonds	1.875	11/15/51		4,893	3,836,418
U.S. Treasury Bonds(h)(k)	2.250	05/15/41		41,925	36,310,980
U.S. Treasury Bonds	2.375	02/15/42		951	840,446
U.S. Treasury Bonds(h)(k)	2.500	02/15/45		3,505	3,100,830
U.S. Treasury Bonds(k)	3.625	08/15/43		11,120	11,848,013
U.S. Treasury Notes	0.375	01/31/26		40,970	37,237,889
U.S. Treasury Notes	1.375	01/31/25		20,645	19,824,039
U.S. Treasury Notes	1.500	11/30/28		19,740	18,006,581
U.S. Treasury Notes(k)	2.250	11/15/24		40,395	39,779,608

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	11/15/27	150	$144,527
U.S. Treasury Notes	2.375	03/31/29	4,875	4,699,043
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	1,200	658,594
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	575,423

TOTAL U.S. TREASURY OBLIGATIONS (cost $204,556,516)				188,780,022

			Shares

COMMON STOCKS 1.2%

Entertainment 0.0%
Codere New Topco SA (Spain)^			29,207	—

Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)			17,034	3,662,310

Oil, Gas & Consumable Fuels 0.8%
Chesapeake Energy Corp.			98,741	8,098,737
Chesapeake Energy Corp. Backstop Commitment			1,449	118,847

				8,217,584

Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*			19,659	637,689

TOTAL COMMON STOCKS (cost $5,433,715)				12,517,583

			Units

RIGHTS* 0.0%

Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^			2,057	3,921
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^			2,057	723

TOTAL RIGHTS (cost $0)				4,644

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Units	Value

WARRANTS* 0.0%

Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	1,190,967	$5,598

TOTAL LONG-TERM INVESTMENTS (cost $932,135,210)		879,997,553

	Shares

SHORT-TERM INVESTMENTS 20.1%

AFFILIATED MUTUAL FUNDS 6.5%
PGIM Core Short-Term Bond Fund(wc)	5,495,946	50,123,031
PGIM Institutional Money Market Fund (cost $20,321,024; includes $20,314,699 of cash collateral for securities on loan)(b)(wc)	20,347,224	20,330,946

TOTAL AFFILIATED MUTUAL FUNDS (cost $70,444,055)		70,453,977

UNAFFILIATED FUND 12.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $140,656,880)	140,656,880	140,656,880

OPTIONS PURCHASED*~ 0.7% (cost $3,268,400)		7,790,671

TOTAL SHORT-TERM INVESTMENTS (cost $214,369,335)		218,901,528

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.8% (cost $1,146,504,545)		1,098,899,081

OPTIONS WRITTEN*~ (0.5)% (premiums received $3,334,908)		(5,645,380)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.3% (cost $1,143,169,637)		1,093,253,701
Liabilities in excess of other assets(z) (0.3)%		(3,208,225)

NET ASSETS 100.0%		$1,090,045,476

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

See Notes to Financial Statements.

36

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STRIPs—Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,928,587 and 1.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,209,902; cash collateral of $20,314,699 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,030,704. The aggregate value of $1,772,860 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	39,000	$3,467,456

(cost $493,824)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	158,830	$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,880	—

See Notes to Financial Statements.

38

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,180	$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	46,060	63
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,230	62
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	90,470	124
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	48,620	716
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,180	128
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	47,320	135
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,180	128
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	47,320	135
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	47,320	274
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	05/18/22	$97.00	CDX.NA.HY.38.V1(Q)	5.00%(Q)	5,300	12,456
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	$94.00	CDX.NA.HY.38.V1(Q)	5.00%(Q)	5,300	23,727
CDX.NA.IG.37.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	0.70%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	158,830	684,864
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,180	225,168
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,880	191,168
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	48,620	301,466
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	46,060	285,593
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,230	280,446
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	90,470	560,954

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	47,320	$418,028
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	47,320	351,750
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,180	309,768
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,180	309,768
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	47,320	366,294

Total OTC Swaptions (cost $2,774,576)								$4,323,215

Total Options Purchased (cost $3,268,400)								$7,790,671

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00	—	39,000	$(3,467,456)

(premiums received $539,994)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Citibank, N.A.	05/18/22	0.63%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	158,830	$(5,663)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,880	(3,535)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,180	(3,481)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	48,620	(8,455)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	46,060	(11,256)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,230	(11,053)

See Notes to Financial Statements.

40

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	90,470	$(22,109)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	47,320	(13,171)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	47,320	(16,228)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,180	(22,763)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	45,180	(22,763)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	47,320	(48,648)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	$100.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)	5,300	(73,980)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$98.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)	5,300	(103,851)
CDX.NA.IG.37.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	158,830	(149,820)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,180	(62,467)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,880	(37,175)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	48,620	(132,084)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	46,060	(125,130)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	45,230	(122,875)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	90,470	(245,777)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	47,320	(197,102)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		47,320	$(184,322)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		45,180	(145,448)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		45,180	(145,448)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		47,320	(204,446)
GS_21-PJA†† ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		16,440	(547)
GS_21-PJA^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(S)	GS_21-PJA(Q)		8,530	(301)
iTraxx.XO.35. V1,06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	10,130	(13,494)
iTraxx.XO.36. V1,12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	8,170	(44,532)

Total OTC Swaptions (premiums received $2,794,914)									$(2,177,924)

Total Options Written (premiums received $3,334,908)									$(5,645,380)

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
58	30 Day Federal Funds	May 2022	$23,978,876	$204,129
48	30 Day Federal Funds	Jun. 2022	19,771,582	240,940
14	30 Day Federal Funds	Jul. 2022	5,746,001	91,276
908	2 Year U.S. Treasury Notes	Jun. 2022	191,417,750	2,331,603
161	5 Year Euro-Bobl	Jun. 2022	21,601,135	993,018
951	5 Year U.S. Treasury Notes	Jun. 2022	107,150,958	1,021,220
150	10 Year Euro-Bund	Jun. 2022	24,304,466	2,131,891
247	10 Year U.S. Treasury Notes	Jun. 2022	29,431,594	155,396
242	10 Year U.S. Ultra Treasury Notes	Jun. 2022	31,218,000	2,573,767
881	20 Year U.S. Treasury Bonds	Jun. 2022	123,945,688	8,215,713

See Notes to Financial Statements.

42

Futures contracts outstanding at April 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
140	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	$22,461,250	$437,232
76	Euro Schatz Index	Jun. 2022	8,831,008	145,817

				$18,542,002

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	893	$641,055	$632,126	$—	$(8,929)
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,246,290	38,193	—
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	4,892	1,036,000	988,266	—	(47,734)
Expiring 05/03/22	Goldman Sachs International	BRL	3,138	657,000	633,883	—	(23,117)
Expiring 06/02/22	Citibank, N.A.	BRL	5,640	1,188,980	1,128,001	—	(60,979)
Expiring 06/02/22	Goldman Sachs International	BRL	2,142	427,000	428,458	1,458	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	2,710	2,146,627	2,108,623	—	(38,004)
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	1,085,501	1,329,000	1,260,689	—	(68,311)
Expiring 06/15/22	UBS AG	CLP	557,487	651,000	647,460	—	(3,540)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	16,983	2,574,000	2,551,529	—	(22,471)
Expiring 05/23/22	Goldman Sachs International	CNH	8,644	1,300,000	1,298,603	—	(1,397)
Expiring 05/23/22	HSBC Bank PLC	CNH	13,153	2,068,000	1,976,138	—	(91,862)
Expiring 05/23/22	HSBC Bank PLC	CNH	8,202	1,292,000	1,232,324	—	(59,676)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	2,590,329	651,000	649,241	—	(1,759)
Expiring 06/15/22	Citibank, N.A.	COP	2,745,432	720,000	688,116	—	(31,884)
Expiring 06/15/22	Citibank, N.A.	COP	2,500,319	647,000	626,680	—	(20,320)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	2,602,177	651,001	652,210	1,209	—
Czech Koruna,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	16,384	722,000	695,927	—	(26,073)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	473,760	$1,342,287	$1,306,726	$—	$(35,561)
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	126,428	1,650,000	1,642,592	—	(7,408)
Expiring 06/15/22	Citibank, N.A.	INR	83,493	1,088,000	1,084,769	—	(3,231)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	460,407	5,965,562	5,981,757	16,195	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	65,067	848,000	845,372	—	(2,628)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	46,311	610,000	601,690	—	(8,310)
Indonesian Rupiah,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	12,849,492	885,000	879,172	—	(5,828)
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	92,578	849,426	714,140	—	(135,286)
Expiring 05/31/22	Deutsche Bank AG	JPY	662,163	6,130,000	5,107,870	—	(1,022,130)
Expiring 07/19/22	HSBC Bank PLC	JPY	127,101	1,018,259	982,871	—	(35,388)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	3,940,698	—	(1,177,302)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	4,024,801	—	(1,195,199)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	7,060,436	—	(1,910,564)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	6,908,987	—	(1,353,971)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	23,451	1,149,000	1,138,573	—	(10,427)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	13,375	615,000	649,346	34,346	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	42,192	2,000,257	2,048,470	48,213	—
Expiring 06/15/22	UBS AG	MXN	30,459	1,486,000	1,478,801	—	(7,199)
Expiring 06/15/22	UBS AG	MXN	13,342	615,000	647,779	32,779	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,698	3,320,489	313,791	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,556,290	817,290	—
New Taiwanese Dollar,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	37,765	1,310,000	1,287,316	—	(22,684)
Expiring 06/15/22	UBS AG	TWD	81,960	2,860,000	2,793,806	—	(66,194)
Expiring 06/15/22	UBS AG	TWD	49,371	1,728,000	1,682,911	—	(45,089)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	1,039	$709,067	$670,426	$—	$(38,641)
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	3,976	1,057,000	1,030,018	—	(26,982)
Expiring 06/15/22	BNP Paribas S.A.	PEN	2,135	563,301	553,051	—	(10,250)
Expiring 06/15/22	Citibank, N.A.	PEN	4,634	1,209,000	1,200,471	—	(8,529)
Philippine Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	72,015	1,367,000	1,366,352	—	(648)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	68,358	1,297,000	1,296,974	—	(26)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	64,051	1,217,000	1,215,246	—	(1,754)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	33,433	634,000	634,331	331	—
Expiring 06/15/22	Standard Chartered Bank	PHP	129,640	2,457,000	2,459,682	2,682	—
Expiring 06/15/22	Standard Chartered Bank	PHP	108,451	2,050,000	2,057,664	7,664	—
Expiring 06/15/22	Standard Chartered Bank	PHP	59,394	1,126,000	1,126,898	898	—
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	6,202	1,437,751	1,384,218	—	(53,533)
Expiring 07/19/22	HSBC Bank PLC	PLN	5,241	1,208,343	1,169,689	—	(38,654)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	2,735	2,017,000	1,977,586	—	(39,414)
Expiring 06/15/22	HSBC Bank PLC	SGD	2,160	1,590,000	1,561,804	—	(28,196)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	2,945	2,171,000	2,129,315	—	(41,685)
South African Rand,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	10,977	706,260	692,485	—	(13,775)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	7,904	515,310	498,582	—	(16,728)
Expiring 06/15/22	Barclays Bank PLC	ZAR	11,270	763,000	709,844	—	(53,156)
Expiring 06/15/22	Barclays Bank PLC	ZAR	10,223	651,000	643,905	—	(7,095)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	14,617	922,000	920,706	—	(1,294)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	10,394	651,000	654,676	3,676	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	10,319	651,000	649,965	—	(1,035)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	UBS AG	ZAR	28,058	$1,790,000	$1,767,288	$—	$(22,712)
South Korean Won,
Expiring 06/15/22	HSBC Bank PLC	KRW	1,569,605	1,277,000	1,242,668	—	(34,332)
Expiring 06/15/22	HSBC Bank PLC	KRW	1,281,412	1,058,000	1,014,502	—	(43,498)
Expiring 06/15/22	HSBC Bank PLC	KRW	750,446	607,000	594,134	—	(12,866)
Expiring 06/15/22	Standard Chartered Bank	KRW	1,170,819	961,000	926,946	—	(34,054)
Thai Baht,
Expiring 06/15/22	Goldman Sachs International	THB	38,626	1,161,000	1,128,644	—	(32,356)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	13,207	397,000	385,907	—	(11,093)

				$127,598,239	$120,794,203	1,318,725	(8,122,761)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	1,263	$953,616	$892,903	$60,713	$—
Expiring 07/19/22	BNP Paribas S.A.	AUD	2,665	1,985,092	1,885,986	99,106	—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	2,390	504,000	482,859	21,141	—
Expiring 05/03/22	Citibank, N.A.	BRL	5,640	1,200,189	1,139,290	60,899	—
British Pound,
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	19,964	26,045,243	25,112,827	932,416	—
Chilean Peso,
Expiring 06/15/22	BNP Paribas S.A.	CLP	829,830	1,030,000	963,756	66,244	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	818,247	1,006,144	950,303	55,841	—
Expiring 06/15/22	UBS AG	CLP	880,396	1,104,000	1,022,483	81,517	—
Chinese Renminbi,
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	67,121	10,509,135	10,084,167	424,968	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	12,660	1,985,000	1,901,987	83,013	—
Expiring 05/23/22	UBS AG	CNH	13,153	2,069,000	1,976,090	92,910	—
Expiring 05/23/22	UBS AG	CNH	8,517	1,328,000	1,279,655	48,345	—

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/15/22	Citibank, N.A.	COP	3,027,524	$761,000	$758,819	$2,181	$—
Expiring 06/15/22	HSBC Bank PLC	COP	3,301,584	858,000	827,510	30,490	—
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	16,269	714,382	691,030	23,352	—
Euro,
Expiring 07/19/22	BNP Paribas S.A.	EUR	22,593	24,563,262	23,936,298	626,964	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	580	628,000	614,462	13,538	—
Expiring 07/19/22	Deutsche Bank AG	EUR	29,257	31,936,583	30,996,117	940,466	—
Expiring 07/19/22	Standard Chartered Bank	EUR	29,645	32,477,503	31,407,744	1,069,759	—
Indian Rupee,
Expiring 06/15/22	Citibank, N.A.	INR	175,671	2,282,000	2,282,369	—	(369)
Expiring 06/15/22	HSBC Bank PLC	INR	173,102	2,233,000	2,248,999	—	(15,999)
Expiring 06/15/22	HSBC Bank PLC	INR	103,226	1,332,000	1,341,145	—	(9,145)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	179,896	2,339,000	2,337,266	1,734	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	157,553	2,047,000	2,046,985	15	—
Indonesian Rupiah,
Expiring 06/15/22	Citibank, N.A.	IDR	15,711,289	1,081,300	1,074,978	6,322	—
Expiring 06/15/22	Citibank, N.A.	IDR	3,192,461	219,700	218,430	1,270	—
Expiring 06/15/22	Goldman Sachs International	IDR	22,378,857	1,561,243	1,531,178	30,065	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	18,588,712	1,286,000	1,271,853	14,147	—
Israeli Shekel,
Expiring 06/15/22	Bank of America, N.A.	ILS	3,303	1,021,440	991,879	29,561	—
Expiring 06/15/22	Bank of America, N.A.	ILS	2,616	802,560	785,498	17,062	—
Expiring 06/15/22	Barclays Bank PLC	ILS	3,552	1,085,000	1,066,628	18,372	—
Expiring 06/15/22	Citibank, N.A.	ILS	3,750	1,174,000	1,125,970	48,030	—
Expiring 06/15/22	HSBC Bank PLC	ILS	4,597	1,400,000	1,380,262	19,738	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	4,465	1,370,000	1,340,689	29,311	—
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	293,864	2,846,550	2,266,841	579,709	—
Expiring 05/31/22	Deutsche Bank AG	JPY	349,393	3,323,000	2,695,186	627,814	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	10,707,690	2,280,310	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	9,441,056	2,143,944	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,229,554	919,273	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	377,344	70,057	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	17,678	$829,000	$858,303	$—	$(29,303)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	13,452	651,000	653,111	—	(2,111)
Expiring 06/15/22	UBS AG	MXN	20,253	952,000	983,294	—	(31,294)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	13,876,779	—	(688,018)
New Taiwanese Dollar,
Expiring 06/15/22	Citibank, N.A.	TWD	34,675	1,189,000	1,181,969	7,031	—
Expiring 06/15/22	Goldman Sachs International	TWD	246,408	8,728,603	8,399,386	329,217	—
Expiring 06/15/22	HSBC Bank PLC	TWD	32,704	1,130,000	1,114,805	15,195	—
Expiring 06/15/22	HSBC Bank PLC	TWD	32,602	1,116,000	1,111,310	4,690	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	TWD	33,879	1,161,000	1,154,855	6,145	—
Philippine Peso,
Expiring 06/15/22	Bank of America, N.A.	PHP	83,967	1,605,000	1,593,122	11,878	—
Expiring 06/15/22	Citibank, N.A.	PHP	31,442	610,000	596,563	13,437	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	32,059	614,000	608,269	5,731	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	75,158	1,418,609	1,425,985	—	(7,376)
Expiring 06/15/22	Standard Chartered Bank	PHP	76,856	1,485,000	1,458,206	26,794	—
Polish Zloty,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	1,163	267,000	259,642	7,358	—
Singapore Dollar,
Expiring 06/15/22	Credit Suisse International	SGD	1,834	1,346,000	1,326,044	19,956	—
Expiring 06/15/22	Goldman Sachs International	SGD	2,865	2,073,000	2,071,312	1,688	—
Expiring 06/15/22	HSBC Bank PLC	SGD	2,726	1,965,000	1,971,186	—	(6,186)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	8,609	6,326,812	6,224,934	101,878	—
South African Rand,
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	10,977	652,000	692,485	—	(40,485)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	7,904	507,000	498,583	8,417	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	58,149	3,833,043	3,662,616	170,427	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	53,810	3,479,135	3,389,309	89,826	—

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	Barclays Bank PLC	ZAR	35,778	$2,313,263	$2,253,538	$59,725	$—
Expiring 06/15/22	Citibank, N.A.	ZAR	58,149	3,821,807	3,662,615	159,192	—
South Korean Won,
Expiring 06/15/22	Citibank, N.A.	KRW	4,556,475	3,708,431	3,607,393	101,038	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,417,979	1,121,000	1,122,624	—	(1,624)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	1,946,907	1,544,000	1,541,379	2,621	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	1,533,047	1,230,000	1,213,724	16,276	—
Expiring 06/15/22	Standard Chartered Bank	KRW	1,683,091	1,345,000	1,332,515	12,485	—
Expiring 06/15/22	Standard Chartered Bank	KRW	1,412,890	1,110,000	1,118,594	—	(8,594)
Swiss Franc,
Expiring 07/19/22	Barclays Bank PLC	CHF	606	652,123	625,719	26,404	—
Thai Baht,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	344,815	10,403,845	10,075,291	328,554	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	22,243	651,000	649,939	1,061	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	THB	58,547	1,747,000	1,710,707	36,293	—

				$283,005,602	$270,712,192	13,133,914	(840,504)

						$14,452,639	$(8,963,265)

Cross currency exchange contracts outstanding at April 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
05/31/22	Buy	AUD	4,921	JPY	375,226	$584,529	$—	Deutsche Bank AG
05/31/22	Buy	JPY	263,742	AUD	3,658	—	(551,610)	Goldman Sachs International
07/19/22	Buy	EUR	584	HUF	220,209	11,335	—	HSBC Bank PLC
07/19/22	Buy	HUF	236,120	EUR	616	—	(1,352)	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Cross currency exchange contracts outstanding at April 30, 2022 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts (cont’d.):
10/31/23	Buy	AUD	6,309	JPY	422,703	$1,042,006	$—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(1,467,574)	Morgan Stanley & Co. International PLC

						$1,637,870	$(2,020,536)

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	05/14/22	0.500	%(M)	6,762	0.500%	$4,413	$(261)	$4,674	Goldman Sachs International
GS_21-PJA††	05/14/22	0.250	%(M)	13,033	*	4,253	(251)	4,504	Goldman Sachs International

						$8,666	$(512)	$9,178

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000	%(Q)	1,630	$803,679	$817,885	$(14,206)	Barclays Bank PLC
Russian Federation	06/20/25	1.000	%(Q)	8,000	4,883,808	4,966,000	(82,192)	HSBC Bank PLC
United Mexican States	06/20/23	1.000	%(Q)	1,400	(9,210)	2,025	(11,235)	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	1,385	(9,111)	4,971	(14,082)	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	460	(3,026)	1,852	(4,878)	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	460	(3,026)	1,698	(4,724)	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	455	(2,993)	612	(3,605)	Citibank, N.A.
United Mexican States	06/20/23	1.000	%(Q)	240	(1,579)	347	(1,926)	Citibank, N.A.
United Mexican States	12/20/24	1.000	%(Q)	1,000	(5,051)	(6,285)	1,234	Barclays Bank PLC
United Mexican States	12/20/24	1.000	%(Q)	440	(2,210)	1,637	(3,847)	Citibank, N.A.

					$5,651,281	$5,790,742	$(139,461)

See Notes to Financial Statements.

50

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000	%(Q)		2,810	0.473%	$5,411	$3,004	$2,407	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000	%(Q)		4,690	0.407%	9,477	5,079	4,398	Goldman Sachs International
Boeing Co.	06/20/24	1.000	%(Q)		1,460	1.320%	(7,969)	4,322	(12,291)	Goldman Sachs International
Calpine Corp.	06/20/22	5.000	%(Q)		5,000	1.063%	57,501	28,806	28,695	Credit Suisse International
Calpine Corp.	06/20/22	5.000	%(Q)		3,000	1.063%	34,501	17,082	17,419	Credit Suisse International
Casino Guichard Perrachon SA	06/20/24	5.000	%(Q)	EUR	1,490	14.235%	(236,973)	21,102	(258,075)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000	%(Q)	EUR	220	14.235%	(34,989)	3,230	(38,219)	Goldman Sachs International
Citigroup, Inc.	06/20/22	1.000	%(Q)		2,920	0.499%	5,514	3,122	2,392	Goldman Sachs International
Delta Air Lines, Inc.	06/20/22	5.000	%(Q)		680	1.272%	7,616	3,753	3,863	Credit Suisse International
Devon Energy Corp.	06/20/22	1.000	%(Q)		4,990	0.511%	9,201	3,876	5,325	Barclays Bank PLC
Electricite de France SA	12/20/22	1.000	%(Q)	EUR	1,820	0.487%	8,659	11,011	(2,352)	Goldman Sachs International
EQT Corp.	06/20/22	5.000	%(Q)		770	0.941%	8,991	3,830	5,161	Credit Suisse International
General Electric Co.	06/20/22	1.000	%(Q)		2,780	0.266%	6,184	2,698	3,486	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000	%(Q)		2,230	1.803%	282,540	360,082	(77,542)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000	%(Q)		910	0.871%	6,122	8,098	(1,976)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000	%(Q)		500	0.691%	3,816	4,149	(333)	Goldman Sachs International
Naturgy Energy Group SA	06/20/22	1.000	%(Q)	EUR	4,950	0.504%	9,838	7,073	2,765	Goldman Sachs International
Newell Brands, Inc.	06/20/22	1.000	%(Q)		4,460	0.322%	9,435	4,410	5,025	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000	%(Q)		9,450	2.404%	(138,348)	(323,146)	184,798	BNP Paribas S.A.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,165	2.404%	$(17,056)	$(16,992)	$(64)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,155	2.404%	(16,910)	(20,222)	3,312	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	385	2.404%	(5,637)	(6,908)	1,271	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	385	2.404%	(5,636)	(6,782)	1,146	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	380	2.404%	(5,564)	(5,569)	5	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	195	2.404%	(2,855)	(2,843)	(12)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000	%(Q)	1,000	3.304%	(55,570)	(27,578)	(27,992)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000	%(Q)	440	3.304%	(24,463)	(21,926)	(2,537)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000	%(Q)	3,750	0.221%	8,584	4,113	4,471	Goldman Sachs International
Republic of Ukraine	12/20/26	1.000	%(Q)	1,800	79.727%	(1,227,414)	(469,970)	(757,444)	Barclays Bank PLC
Russian Federation	03/20/25	1.000	%(Q)	8,000	69.464%	(4,839,988)	(4,965,596)	125,608	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000	%(Q)	1,980	0.894%	10,452	19,043	(8,591)	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000	%(Q)	680	0.886%	3,799	11,811	(8,012)	Goldman Sachs International

						$(6,131,731)	$(5,337,838)	$(793,893)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000	%(Q)	278,250	$(3,882,221)	$(2,440,369)	$1,441,852

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V1	06/20/27	5.000	%(Q)	3,540	4.634%	$149,529	$73,498	$(76,031)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$215,586	$690,693	$(475,107)	Morgan Stanley & Co. International PLC
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	194,027	231,968	(37,941)	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000	86,234	198,235	(112,001)	Goldman Sachs International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000	59,488	33,107	26,381	Morgan Stanley & Co. International PLC

				$555,335	$1,154,003	$(598,668)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 6,090	05/08/26	1.000	%(A)	1 Day SONIA(1)(A)	$(84,366)	$279,121	$363,487
GBP 3,280	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)	169,315	190,439	21,124
GBP 1,340	05/08/31	1.150	%(A)	1 Day SONIA(1)(A)	(30,882)	102,009	132,891

					$54,067	$571,569	$517,502

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -60bps(Q)	Goldman Sachs International	7/14/22	(3,679)	$135,948	$—	$135,948

See Notes to Financial Statements.

54

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$7,480,724	$(5,874,329)	$574,288	$(1,961,184)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$2,663,000	$10,179,061

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,860,853	$—
Collateralized Loan Obligations	—	194,830,638	—
Consumer Loans	—	4,964,428	—
Home Equity Loans	—	11,889,239	—
Other	—	3,160,882	—
Residential Mortgage-Backed Securities	—	15,655,159	6,952
Student Loans	—	16,549,650	—
Bank Loans	—	9,628,988	10,237,092
Commercial Mortgage-Backed Securities	—	64,665,405	—
Convertible Bond	—	32,115	—
Corporate Bonds	—	265,692,688	711,015

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds	$—	$20,213,846	$—
Residential Mortgage-Backed Securities	—	29,616,551	—
Sovereign Bonds	—	28,974,205	—
U.S. Treasury Obligations	—	188,780,022	—
Common Stocks	11,761,047	756,536	—
Rights	—	—	4,644
Warrants	—	—	5,598

Short-Term Investments
Affiliated Mutual Funds	$70,453,977	$—	$—
Unaffiliated Fund	140,656,880	—	—
Options Purchased	—	7,790,671	—

Total	$222,871,904	$865,061,876	$10,965,301

Liabilities
Options Written	$—	$(5,600,000)	$(45,380)

Other Financial Instruments*
Assets
Futures Contracts	$18,542,002	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	14,452,639	—
OTC Cross Currency Exchange Contracts	—	1,637,870	—
Centrally Cleared Credit Default Swap Agreement	—	1,441,852	—
OTC Credit Default Swap Agreements	—	6,730,463	8,666
Centrally Cleared Interest Rate Swap Agreements	—	517,502	—
OTC Total Return Swap Agreement	—	135,948	—

Total	$18,542,002	$24,916,274	$8,666

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(8,963,265)	$—
OTC Cross Currency Exchange Contracts	—	(2,020,536)	—
Centrally Cleared Credit Default Swap Agreement	—	(76,031)	—
OTC Credit Default Swap Agreements	—	(6,655,578)	—

Total	$—	$(17,715,410)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

56

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Rights

Balance as of 10/31/21	$—	$7,103,458	$—	$—	$—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation
(depreciation)	6,951	(784,582)	(320,571)	—	4,644
Purchases/Exchanges/Issuances	1	3,914,251	1,041,676	—	—
Sales/Paydowns	—	—	—	—	—
Accrued discount/premium	—	3,965	(10,090)	—	—
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 04/30/22	$6,952	$10,237,092	$711,015	$—	$4,644

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$6,951	$(784,582)	$(320,571)	$—	$4,644

	Warrants	Options Written	OTC Credit Default Swap Agreements

Balance as of 10/31/21	$5,598	$(60,383)	$3,996
Realized gain (loss)	—	—	1,598
Change in unrealized appreciation (depreciation)	—	15,003	8,666
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	—	(5,594)
Accrued discount/premium	—	—	—
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of 04/30/22	$5,598	$(45,380)	$8,666

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$15,003	$8,666

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities- Residential Mortgage- Backed Securities	$6,952	Market	Pro Rata Distribution	Estimated Distribution
Bank Loans	2,592,368	Market	Comparable Bond	Discounted Yield Curve Spread
Corporate Bonds	2	Market	Worthless	Estimated Future Distributions
Rights	4,644	Market	Enterprise Value	Estimated Weighted Value

	$2,603,966

** The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2022, the aggregate value of these securities was $8,324,621. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Collateralized Loan Obligations	17.9%
U.S. Treasury Obligations	17.3
Unaffiliated Fund	12.9
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	6.5
Commercial Mortgage-Backed Securities	5.9
Banks	4.5
Residential Mortgage-Backed Securities	4.1
Sovereign Bonds	2.7
Telecommunications	1.9
Municipal Bonds	1.9
Oil & Gas	1.7
Retail	1.5
Student Loans	1.5
Pharmaceuticals	1.3
Pipelines	1.3
Electric	1.3
Chemicals	1.2
Home Equity Loans	1.1

Foods	1.1%
Media	0.9
Aerospace & Defense	0.9
Insurance	0.9
Oil, Gas & Consumable Fuels	0.8
Options Purchased	0.7
Commercial Services	0.7
Gas	0.6
Home Builders	0.6
Airlines	0.5
Consumer Loans	0.4
Auto Parts & Equipment	0.4
Real Estate	0.4
Mining	0.4
Entertainment	0.4
Diversified Financial Services	0.4
Engineering & Construction	0.4
Healthcare-Services	0.3
Packaging & Containers	0.3
Gas Utilities	0.3

See Notes to Financial Statements.

58

Industry Classification (continued):

Internet	0.3%
Investment Companies	0.3
Other	0.3
Agriculture	0.3
Lodging	0.3
Healthcare-Products	0.3
Auto Manufacturers	0.2
Automobiles	0.2
Computers	0.1
Forest Products & Paper	0.1
Building Materials	0.1
Metal Fabricate/Hardware	0.1
Real Estate Investment Trusts (REITs)	0.1
Energy-Alternate Sources	0.1
Wireless Telecommunication Services	0.1
Beverages	0.0	*

Savings & Loans	0.0	*%
Transportation	0.0	*
Housewares	0.0	*
Advertising	0.0	*
Oil & Gas Services	0.0	*
Electronics	0.0	*
Diversified Telecommunication Services	0.0	*

	100.8
Options Written	(0.5)
Liabilities in excess of other assets	(0.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,441,852*	Due from/to broker-variation margin swaps	$76,031	*
Credit contracts	Premiums paid for OTC swap agreements	7,480,724	Premiums received for OTC swap agreements	5,874,329
Credit contracts	Unaffiliated investments	4,323,215	Options written outstanding, at value	2,177,924
Credit contracts	Unrealized appreciation on OTC swap agreements	438,340	Unrealized depreciation on OTC swap agreements	1,961,184
Foreign exchange contracts	Unaffiliated investments	3,467,456	Options written outstanding, at value	3,467,456
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,637,870	Unrealized depreciation on OTC cross currency exchange contracts	2,020,536

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$14,452,639		Unrealized depreciation on OTC forward foreign currency exchange contracts	$8,963,265
Interest rate contracts	Due from/to broker-variation margin futures	18,542,002	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	517,502	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	135,948		—	—

		$52,437,548			$24,540,725

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(1,790,296)	$1,929,523	$—	$—	$2,053,239
Foreign exchange contracts	(7,944,644)	8,951,146	—	9,651,864	—
Interest rate contracts	—	—	30,107,143	—	(19,277,857)

Total	$(9,734,940)	$10,880,669	$30,107,143	$9,651,864	$(17,224,618)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$ 1,476,719	$537,123	$—	$—	$747,923

See Notes to Financial Statements.

60

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Foreign exchange contracts	$10,353,850	$(11,360,353)	$—	$3,274,938	$—
Interest rate contracts	—	—	12,069,667	—	17,239,929

Total	$11,830,569	$(10,823,230)	$12,069,667	$3,274,938	$17,987,852

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 6,116,174
Options Written (2)	1,343,931,810
Futures Contracts - Long Positions (2)	11,988,865
Futures Contracts - Short Positions (2)	849,462,321
Forward Foreign Currency Exchange Contracts - Purchased (3)	160,983,406
Forward Foreign Currency Exchange Contracts - Sold (3)	309,467,941
Cross Currency Exchange Contracts (4)	18,733,313
Interest Rate Swap Agreements (2)	110,986,954
Credit Default Swap Agreements - Buy Protection (2)	186,713,333
Credit Default Swap Agreements - Sell Protection (2)	92,311,957
Total Return Swap Agreements (2)	1,226,201
Inflation Swap Agreements (2)	11,720,000

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    61

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$19,209,902	$(19,209,902)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$4,784,937	$(3,607,995)	$1,176,942	$(969,541)	$207,401
Barclays Bank PLC	5,787,944	(3,304,197)	2,483,747	(2,483,747)	—
BNP Paribas S.A.	1,488,615	(539,233)	949,382	(949,382)	—
Citibank, N.A.	2,982,075	(897,782)	2,084,293	(1,970,000)	114,293
Citigroup Global Markets, Inc.	231,968	(37,941)	194,027	—	194,027
Credit Suisse International	128,565	—	128,565	(128,565)	—
Deutsche Bank AG	3,194,815	(2,217,329)	977,486	(977,486)	—
Goldman Sachs
International	1,693,137	(3,239,672)	(1,546,535)	1,546,535	—
HSBC Bank PLC	5,173,056	(5,478,747)	(305,691)	177,509	(128,182)
JPMorgan Chase
Bank, N.A.	1,221,664	(228,233)	993,431	(930,000)	63,431
Morgan Stanley & Co. International PLC	2,941,167	(4,694,889)	(1,753,722)	1,753,722	—
Standard Chartered Bank	1,120,282	(42,648)	1,077,634	(1,077,634)	—
The Toronto-Dominion Bank	932,416	—	932,416	(932,416)	—
UBS AG	255,551	(176,028)	79,523	—	79,523

	$31,936,192	$(24,464,694)	$7,471,498	$(6,941,005)	$530,493

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

62

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Assets

Investments at value, including securities on loan of $19,209,902:
Unaffiliated investments (cost $1,076,060,490)	$1,028,445,104
Affiliated investments (cost $70,444,055)	70,453,977
Foreign currency, at value (cost $2,558,493)	2,479,193
Receivable for Fund shares sold	18,103,756
Unrealized appreciation on OTC forward foreign currency exchange contracts	14,452,639
Premiums paid for OTC swap agreements	7,480,724
Dividends and interest receivable	7,247,149
Deposit with broker for centrally cleared/exchange-traded derivatives	2,663,000
Unrealized appreciation on OTC cross currency exchange contracts	1,637,870
Due from broker—variation margin futures	1,187,331
Unrealized appreciation on OTC swap agreements	574,288
Due from broker—variation margin swaps	423,317
Prepaid expenses and other assets	115,223

Total Assets	1,155,263,571

Liabilities

Payable to broker for collateral for securities on loan	20,314,699
Payable for Fund shares purchased	10,927,720
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,963,265
Payable for investments purchased	8,511,549
Premiums received for OTC swap agreements	5,874,329
Options written outstanding, at value (premiums received $3,334,908)	5,645,380
Unrealized depreciation on OTC cross currency exchange contracts	2,020,536
Unrealized depreciation on OTC swap agreements	1,961,184
Management fee payable	505,757
Accrued expenses and other liabilities	234,923
Dividends payable	206,178
Distribution fee payable	48,354
Affiliated transfer agent fee payable	4,221

Total Liabilities	65,218,095

Net Assets	$1,090,045,476

Net assets were comprised of:
Shares of beneficial interest, at par	$120,676
Paid-in capital in excess of par	1,360,998,771
Total distributable earnings (loss)	(271,073,971)

Net assets, April 30, 2022	$1,090,045,476

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    63

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share, ($90,186,882 ÷ 10,022,634 shares of beneficial interest issued and outstanding)	$9.00
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.30

Class C

Net asset value, offering price and redemption price per share, ($36,255,092 ÷ 4,016,621 shares of beneficial interest issued and outstanding)	$9.03

Class Z

Net asset value, offering price and redemption price per share, ($904,305,988 ÷ 100,043,640 shares of beneficial interest issued and outstanding)	$9.04

Class R6

Net asset value, offering price and redemption price per share, ($59,297,514 ÷ 6,593,212 shares of beneficial interest issued and outstanding)	$8.99

See Notes to Financial Statements.

64

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income	$14,542,673
Unaffiliated dividend income	265,064
Affiliated dividend income	47,736
Income from securities lending, net (including affiliated income of $9,810)	21,405

Total income	14,876,878

Expenses
Management fee	2,906,465
Distribution fee(a)	319,420
Transfer agent’s fees and expenses (including affiliated expense of $9,504)(a)	429,869
Custodian and accounting fees	75,759
Audit fee	33,720
Registration fees(a)	28,130
Shareholders’ reports	25,616
Legal fees and expenses	11,648
Trustees’ fees	9,587
Miscellaneous	15,685

Total expenses	3,855,899

Net investment income (loss)	11,020,979

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,316))	(7,537,647)
Futures transactions	30,107,143
Forward and cross currency contract transactions	9,651,864
Options written transactions	10,880,669
Swap agreement transactions	(17,224,618)
Foreign currency transactions	(130,198)

25,747,213

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(372))	(73,459,515)
Futures	12,069,667
Forward and cross currency contracts	3,274,938
Options written	(10,823,230)
Swap agreements	17,987,852
Foreign currencies	1,416,252
Unfunded loan commitments	(3,262)

(49,537,298)

Net gain (loss) on investment and foreign currency transactions	(23,790,085)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(12,769,106)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    65

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	126,824	192,596	—	—
Transfer agent’s fees and expenses	42,475	19,345	366,892	1,157
Registration fees	6,789	4,194	13,509	3,638

See Notes to Financial Statements.

66

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,020,979	$27,877,591
Net realized gain (loss) on investment and foreign currency transactions	25,747,213	33,546,778
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(49,537,298)	12,215,766

Net increase (decrease) in net assets resulting from operations	(12,769,106)	73,640,135

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,122,144)	(2,322,399)
Class C	(276,514)	(886,038)
Class Z	(9,605,432)	(21,959,534)
Class R6	(740,668)	(2,674,791)

	(11,744,758)	(27,842,762)

Tax return of capital distributions
Class A	—	(104,437)
Class C	—	(39,845)
Class Z	—	(987,511)
Class R6	—	(120,284)

	—	(1,252,077)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	368,505,109	358,440,154
Net asset value of shares issued in reinvestment of dividends and distributions	10,339,225	25,054,049
Cost of shares purchased	(243,741,004)	(807,564,899)

Net increase (decrease) in net assets from Fund share transactions	135,103,330	(424,070,696)

Total increase (decrease)	110,589,466	(379,525,400)

Net Assets:

Beginning of period	979,456,010	1,358,981,410

End of period	$1,090,045,476	$979,456,010

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    67

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.22		$8.94	$9.73	$9.82	$9.93	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21	0.30	0.31	0.27	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		0.30	(0.49)	0.13	(0.05)	0.33
Total from investment operations	(0.12)		0.51	(0.19)	0.44	0.22	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.22)	(0.26)	(0.53)	(0.33)	(0.22)
Tax return of capital distributions	-		(0.01)	(0.04)	-	-	-
Distributions from net realized gains	-		-	(0.30)	-	-	-
Total dividends and distributions	(0.10)		(0.23)	(0.60)	(0.53)	(0.33)	(0.22)
Net asset value, end of period	$9.00		$9.22	$8.94	$9.73	$9.82	$9.93
Total Return(b):	(1.31)%		5.71%	(1.96)%	4.71%	2.21%	5.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,187		$109,630	$93,597	$142,879	$148,609	$119,969
Average net assets (000)	$102,300		$98,531	$114,656	$147,612	$142,613	$145,290
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.97	%(e)	0.97%	0.97%	1.02%	1.03%	1.15%
Expenses before waivers and/or expense reimbursement	0.97	%(e)	0.97%	0.97%	1.02%	1.04%	1.22%
Net investment income (loss)	2.05	%(e)	2.32%	3.27%	3.24%	2.72%	2.31%
Portfolio turnover rate(f)	14%		48%	20%	50%	52%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.25		$8.97	$9.76	$9.85	$9.96	$9.62
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.15	0.23	0.24	0.19	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.29	(0.48)	0.13	(0.05)	0.34
Total from investment operations	(0.16)		0.44	(0.25)	0.37	0.14	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.15)	(0.20)	(0.46)	(0.25)	(0.15)
Tax return of capital distributions	-		(0.01)	(0.04)	-	-	-
Distributions from net realized gains	-		-	(0.30)	-	-	-
Total dividends and distributions	(0.06)		(0.16)	(0.54)	(0.46)	(0.25)	(0.15)
Net asset value, end of period	$9.03		$9.25	$8.97	$9.76	$9.85	$9.96
Total Return(b):	(1.68)%		5.03%	(2.70)%	3.80%	1.43%	5.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,255		$42,635	$66,396	$103,133	$106,734	$98,789
Average net assets (000)	$38,838		$52,974	$86,229	$107,605	$102,866	$106,174
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.75	%(e)	1.73%	1.73%	1.78%	1.79%	1.90%
Expenses before waivers and/or expense reimbursement	1.75	%(e)	1.73%	1.73%	1.78%	1.80%	1.97%
Net investment income (loss)	1.27	%(e)	1.64%	2.51%	2.46%	1.93%	1.58%
Portfolio turnover rate(f)	14%		48%	20%	50%	52%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    69

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.26		$8.98	$9.77	$9.86	$9.97	$9.64
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.24	0.32	0.34	0.30	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.21)		0.29	(0.48)	0.13	(0.06)	0.33
Total from investment operations	(0.11)		0.53	(0.16)	0.47	0.24	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.29)	(0.56)	(0.35)	(0.25)
Tax return of capital distributions	-		(0.01)	(0.04)	-	-	-
Distributions from net realized gains	-		-	(0.30)	-	-	-
Total dividends and distributions	(0.11)		(0.25)	(0.63)	(0.56)	(0.35)	(0.25)
Net asset value, end of period	$9.04		$9.26	$8.98	$9.77	$9.86	$9.97
Total Return(b):	(1.18)%		5.96%	(1.70)%	5.00%	2.48%	6.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$904,306		$767,056	$1,071,124	$2,040,949	$2,159,518	$1,277,401
Average net assets (000)	$793,255		$833,908	$1,499,872	$2,155,699	$1,679,461	$1,121,943
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)	0.73%	0.73%	0.73%	0.75%	0.90%
Expenses before waivers and/or expense reimbursement	0.72	%(e)	0.73%	0.74%	0.79%	0.81%	0.96%
Net investment income (loss)	2.30	%(e)	2.64%	3.53%	3.51%	3.01%	2.59%
Portfolio turnover rate(f)	14%		48%	20%	50%	52%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.21		$8.93	$9.72	$9.82	$9.94	$9.61
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.26	0.32	0.35	0.29	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.28	(0.48)	0.12	(0.05)	0.32
Total from investment operations	(0.11)		0.54	(0.16)	0.47	0.24	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.29)	(0.57)	(0.36)	(0.25)
Tax return of capital distributions	-		(0.01)	(0.04)	-	-	-
Distributions from net realized gains	-		-	(0.30)	-	-	-
Total dividends and distributions	(0.11)		(0.26)	(0.63)	(0.57)	(0.36)	(0.25)
Net asset value, end of period	$8.99		$9.21	$8.93	$9.72	$9.82	$9.94
Total Return(b):	(1.15)%		6.07%	(1.66)%	4.94%	2.42%	6.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,298		$60,135	$127,864	$82,538	$203,372	$346,253
Average net assets (000)	$59,014		$97,518	$109,540	$88,570	$329,668	$270,229
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.64%	0.65%	0.70%	0.74%	0.90%
Expenses before waivers and/or expense reimbursement	0.64	%(e)	0.64%	0.65%	0.71%	0.75%	0.90%
Net investment income (loss)	2.38	%(e)	2.79%	3.54%	3.59%	2.95%	2.64%
Portfolio turnover rate(f)	14%		48%	20%	50%	52%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    71

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

72

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Absolute Return Bond Fund    73

Notes to Financial Statements   (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

74

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Absolute Return Bond Fund    75

Notes to Financial Statements   (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

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Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

PGIM Absolute Return Bond Fund    77

Notes to Financial Statements   (unaudited) (continued)

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

78

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

PGIM Absolute Return Bond Fund    79

Notes to Financial Statements   (unaudited) (continued)

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably

80

determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will

PGIM Absolute Return Bond Fund    81

Notes to Financial Statements   (unaudited) (continued)

return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

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Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% of average daily net assets up to $2.5 billion;	0.59%
0.565% of average daily net assets from $2.5 billion to $5 billion;
0.540% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

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Notes to Financial Statements   (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.73
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$19,961	$79,248
C	—	765

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PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$150,413,429	$85,240,375

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

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Notes to Financial Statements   (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund(1)(wc)
$ —	$50,123,031	$—	$ —	$—	$50,123,031	5,495,946	$16,934

PGIM Core Ultra Short Bond Fund(1)(wc)
127,420,190	54,384,327	181,804,517	—	—	—	—	30,802

PGIM Institutional Money Market Fund(1)(b)(wc)
14,750,279	152,960,751	147,372,396	(372)	(7,316)	20,330,946	20,347,224	9,810	(2)
$142,170,469	$257,468,109	$329,176,913	$(372)	$(7,316)	$70,453,977		$57,546

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,149,249,142	$55,870,647	$(86,114,556)	$(30,243,909)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $255,711,000 which can be carried forward for an unlimited period. The Fund utilized approximately $31,192,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

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authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	2,756	0.1%
R6	496	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	85.3

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Notes to Financial Statements   (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	984,305	$8,963,925
Shares issued in reinvestment of dividends and distributions	104,997	956,466
Shares purchased	(3,332,598)	(30,245,947)
Net increase (decrease) in shares outstanding before conversion	(2,243,296)	(20,325,556)
Shares issued upon conversion from other share class(es)	628,169	5,738,099
Shares purchased upon conversion into other share class(es)	(256,131)	(2,346,407)
Net increase (decrease) in shares outstanding	(1,871,258)	$(16,933,864)

Year ended October 31, 2021:
Shares sold	2,519,737	$23,342,981
Shares issued in reinvestment of dividends and distributions	219,481	2,028,875
Shares purchased	(2,990,518)	(27,622,965)
Net increase (decrease) in shares outstanding before conversion	(251,300)	(2,251,109)
Shares issued upon conversion from other share class(es)	2,491,992	23,060,684
Shares purchased upon conversion into other share class(es)	(818,387)	(7,550,819)
Net increase (decrease) in shares outstanding	1,422,305	$13,258,756

Class C
Six months ended April 30, 2022:
Shares sold	413,461	$3,774,171
Shares issued in reinvestment of dividends and distributions	28,091	256,760
Shares purchased	(574,371)	(5,264,121)
Net increase (decrease) in shares outstanding before conversion	(132,819)	(1,233,190)
Shares purchased upon conversion into other share class(es)	(461,793)	(4,228,547)
Net increase (decrease) in shares outstanding	(594,612)	$(5,461,737)

Year ended October 31, 2021:
Shares sold	522,542	$4,851,562
Shares issued in reinvestment of dividends and distributions	92,283	855,331
Shares purchased	(1,354,330)	(12,530,754)
Net increase (decrease) in shares outstanding before conversion	(739,505)	(6,823,861)
Shares purchased upon conversion into other share class(es)	(2,055,211)	(19,078,475)
Net increase (decrease) in shares outstanding	(2,794,716)	$(25,902,336)

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Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	38,505,469	$351,946,339
Shares issued in reinvestment of dividends and distributions	917,519	8,386,100
Shares purchased	(22,309,936)	(204,175,615)
Net increase (decrease) in shares outstanding before conversion	17,113,052	156,156,824
Shares issued upon conversion from other share class(es)	353,106	3,246,852
Shares purchased upon conversion into other share class(es)	(270,407)	(2,483,858)
Net increase (decrease) in shares outstanding	17,195,751	$156,919,818

Year ended October 31, 2021:
Shares sold	35,120,093	$326,191,894
Shares issued in reinvestment of dividends and distributions	2,091,073	19,407,546
Shares purchased	(72,927,948)	(678,007,297)
Net increase (decrease) in shares outstanding before conversion	(35,716,782)	(332,407,857)
Shares issued upon conversion from other share class(es)	1,152,690	10,687,873
Shares purchased upon conversion into other share class(es)	(1,888,354)	(17,538,221)
Net increase (decrease) in shares outstanding	(36,452,446)	$(339,258,205)

Class R6
Six months ended April 30, 2022:
Shares sold	421,524	$3,820,674
Shares issued in reinvestment of dividends and distributions	81,294	739,899
Shares purchased	(445,356)	(4,055,321)
Net increase (decrease) in shares outstanding before conversion	57,462	505,252
Shares issued upon conversion from other share class(es)	8,170	73,861
Net increase (decrease) in shares outstanding	65,632	$579,113

Year ended October 31, 2021:
Shares sold	444,812	$4,053,717
Shares issued in reinvestment of dividends and distributions	299,248	2,762,297
Shares purchased	(9,656,641)	(89,403,883)
Net increase (decrease) in shares outstanding before conversion	(8,912,581)	(82,587,869)
Shares issued upon conversion from other share class(es)	1,126,351	10,418,958
Net increase (decrease) in shares outstanding	(7,786,230)	$(72,168,911)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022

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Notes to Financial Statements   (unaudited) (continued)

SCA
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer,

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guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the

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Notes to Financial Statements   (unaudited) (continued)

Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

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Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, floating rate and other loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

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Notes to Financial Statements   (unaudited) (continued)

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

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in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential

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Notes to Financial Statements   (unaudited) (continued)

liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

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Liquidity Risk Management Program   (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ●

Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ●

Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ●

Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PADAX	PADCX	PADZX	PADQX

CUSIP	74441J852	74441J845	74441J829	74441J837

MF213E2

PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

Formerly known as PGIM QMA Large-Cap Core Equity Fund

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Large-Cap Core Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Large-Cap Core Fund

June 15, 2022

PGIM Quant Solutions Large-Cap Core Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-7.03	-4.14	10.91	11.98	—

Class C	-7.37	-0.12	11.37	11.79	—

Class Z	-6.88	1.66	12.45	12.89	—

Class R6	-6.82	1.85	12.61	N/A	12.96 (12/28/2016)

S&P 500 Index

	-9.64	0.21	13.65	13.66	—

	Average Annual Total Returns as of 4/30/22 Since Inception (%)

					Class R6

					(12/28/2016)

S&P 500 Index					14.22

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Large-Cap Core Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.3%

Microsoft Corp.	Software	6.3%

Tesla, Inc.	Automobiles	2.5%

Amazon.com, Inc.	Internet & Direct Marketing Retail	2.4%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.2%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.0%

UnitedHealth Group, Inc.	Health Care Providers & Services	1.8%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.8%

Visa, Inc. (Class A Stock)	IT Services	1.5%

Johnson & Johnson	Pharmaceuticals	1.3%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Large-Cap Core Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Large-Cap Core Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 929.70	0.72%	$3.44

	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class C	Actual	$1,000.00	$ 926.30	1.44%	$6.88

	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class Z	Actual	$1,000.00	$ 931.20	0.49%	$2.35

	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

Class R6	Actual	$1,000.00	$ 931.80	0.35%	$1.68
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

 Schedule of Investments  (unaudited)

   as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Aerospace & Defense 1.2%
General Dynamics Corp.	18,200	$4,304,846
L3Harris Technologies, Inc.	2,000	464,520
Lockheed Martin Corp.	1,033	446,380
Raytheon Technologies Corp.	41,250	3,915,038
TransDigm Group, Inc.*	400	237,924

		9,368,708

Air Freight & Logistics 0.7%
FedEx Corp.	13,600	2,702,864
United Parcel Service, Inc. (Class B Stock)	15,200	2,735,696

		5,438,560

Airlines 0.2%
Delta Air Lines, Inc.*	38,100	1,639,443

Automobiles 3.1%
Ford Motor Co.	352,000	4,984,320
Tesla, Inc.*	22,600	19,679,176

		24,663,496

Banks 3.6%
Bank of America Corp.	166,600	5,944,288
Citigroup, Inc.	47,478	2,288,915
Hancock Whitney Corp.	5,100	238,527
JPMorgan Chase & Co.	40,281	4,807,940
KeyCorp	85,800	1,656,798
Regions Financial Corp.	27,700	573,944
Truist Financial Corp.	57,700	2,789,795
U.S. Bancorp	70,100	3,404,056
Wells Fargo & Co.	171,900	7,499,997

		29,204,260

Beverages 2.2%
Coca-Cola Co. (The)	135,600	8,761,116
PepsiCo, Inc.	51,200	8,791,552

		17,552,668

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	9

 Schedule of Investments  (unaudited) (continued)

   as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 1.8%
AbbVie, Inc.	41,751	$6,132,387
Gilead Sciences, Inc.	62,872	3,730,824
Regeneron Pharmaceuticals, Inc.*	1,700	1,120,487
Sarepta Therapeutics, Inc.*	3,400	245,888
Vertex Pharmaceuticals, Inc.*	12,500	3,415,250

		14,644,836

Building Products 0.4%
Armstrong World Industries, Inc.	6,700	567,222
Carlisle Cos., Inc.	3,900	1,011,504
Owens Corning	13,500	1,227,555

		2,806,281

Capital Markets 2.6%
Affiliated Managers Group, Inc.	3,700	464,609
Ameriprise Financial, Inc.	7,600	2,017,724
Bank of New York Mellon Corp. (The)	5,700	239,742
Carlyle Group, Inc. (The)	27,600	1,001,604
Goldman Sachs Group, Inc. (The)	22,277	6,805,401
Morgan Stanley	58,000	4,674,220
Piper Sandler Cos.	2,100	241,458
Raymond James Financial, Inc.	17,400	1,695,804
State Street Corp.	28,200	1,888,554
Stifel Financial Corp.	32,400	2,003,940

		21,033,056

Chemicals 1.9%
Dow, Inc.	75,600	5,027,400
DuPont de Nemours, Inc.	65,800	4,338,194
Olin Corp.	10,200	585,480
Westlake Corp.	38,400	4,859,520

		14,810,594

Communications Equipment 0.2%
Cisco Systems, Inc.	36,682	1,796,684

Construction & Engineering 0.1%
API Group Corp.*	16,900	313,664
EMCOR Group, Inc.	6,677	710,967

		1,024,631

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Construction Materials 0.3%
Eagle Materials, Inc.	20,700	$2,552,724

Consumer Finance 1.0%
American Express Co.	14,700	2,568,237
Capital One Financial Corp.	41,500	5,171,730
Enova International, Inc.*	13,600	508,640

		8,248,607

Containers & Packaging 0.1%
Westrock Co.	15,900	787,527

Distributors 0.1%
Genuine Parts Co.	3,500	455,175
LKQ Corp.	12,500	620,375

		1,075,550

Diversified Financial Services 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	27,774	8,966,280

Diversified Telecommunication Services 0.9%
AT&T, Inc.	58,835	1,109,628
Verizon Communications, Inc.	138,950	6,433,385

		7,543,013

Electric Utilities 1.0%
Constellation Energy Corp.	4,781	283,083
Edison International	15,800	1,086,882
Exelon Corp.	78,845	3,688,369
PG&E Corp.*	70,700	894,355
PPL Corp.	45,000	1,273,950
Southern Co. (The)	15,400	1,130,206

		8,356,845

Electrical Equipment 1.3%
AMETEK, Inc.	11,000	1,388,860
Atkore, Inc.*	40,221	3,865,238
Emerson Electric Co.	25,400	2,290,572
Encore Wire Corp.	17,000	1,917,770
Hubbell, Inc.	4,800	937,728

		10,400,168

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	11

 Schedule of Investments  (unaudited) (continued)

   as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	139,600	$4,912,524
Jabil, Inc.	20,800	1,200,784

		6,113,308

Energy Equipment & Services 0.3%
Halliburton Co.	57,700	2,055,274
Schlumberger NV	14,800	577,348

		2,632,622

Entertainment 1.5%
Activision Blizzard, Inc.	13,400	1,013,040
Netflix, Inc.*	15,600	2,969,616
Walt Disney Co. (The)*	71,900	8,026,197
Warner Bros Discovery, Inc.*	14,233	258,329

		12,267,182

Equity Real Estate Investment Trusts (REITs) 2.1%
Camden Property Trust	9,300	1,459,077
Outfront Media, Inc.	15,000	384,000
Piedmont Office Realty Trust, Inc. (Class A Stock)	64,400	1,036,840
Prologis, Inc.	29,200	4,680,468
Public Storage	5,000	1,857,500
SBA Communications Corp.	7,700	2,672,747
Simon Property Group, Inc.	7,100	837,800
Weyerhaeuser Co.	95,600	3,940,632

		16,869,064

Food & Staples Retailing 1.4%
Albertson’s Cos., Inc. (Class A Stock)	21,200	663,136
Costco Wholesale Corp.	14,500	7,709,940
Walgreens Boots Alliance, Inc.	6,300	267,120
Walmart, Inc.	16,693	2,553,862

		11,194,058

Food Products 1.8%
Archer-Daniels-Midland Co.	12,400	1,110,544
Bunge Ltd.	23,800	2,692,256
Darling Ingredients, Inc.*	10,200	748,578
Kraft Heinz Co. (The)	80,500	3,431,715

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)
Sanderson Farms, Inc.	5,000	$946,850
Tyson Foods, Inc. (Class A Stock)	60,800	5,664,128

		14,594,071

Gas Utilities 0.0%
UGI Corp.	7,400	253,820

Health Care Equipment & Supplies 2.6%
Abbott Laboratories	61,700	7,002,950
Becton, Dickinson & Co.	3,000	741,570
Boston Scientific Corp.*	86,700	3,650,937
Edwards Lifesciences Corp.*	27,700	2,930,106
Hologic, Inc.*	25,000	1,799,750
Medtronic PLC	43,700	4,560,532

		20,685,845

Health Care Providers & Services 3.9%
Anthem, Inc.	7,600	3,814,668
Centene Corp.*	46,200	3,721,410
Cigna Corp.	12,900	3,183,462
CVS Health Corp.	66,300	6,373,419
UnitedHealth Group, Inc.	28,000	14,239,400

		31,332,359

Hotels, Restaurants & Leisure 1.5%
Golden Entertainment, Inc.*	4,800	230,208
Hilton Worldwide Holdings, Inc.*	12,600	1,956,654
McDonald’s Corp.	14,100	3,513,156
SeaWorld Entertainment, Inc.*	4,800	323,712
Starbucks Corp.	54,300	4,052,952
Wyndham Hotels & Resorts, Inc.	9,200	809,232
Yum! Brands, Inc.	7,500	877,575

		11,763,489

Household Durables 1.0%
Lennar Corp. (Class A Stock)	23,400	1,789,866
PulteGroup, Inc.	36,000	1,503,360
Taylor Morrison Home Corp.*	10,200	267,138

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	13

 Schedule of Investments  (unaudited) (continued)

   as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)
Toll Brothers, Inc.	75,000	$3,477,750
Tri Pointe Homes, Inc.*	32,900	680,043

		7,718,157

Household Products 0.8%
Kimberly-Clark Corp.	2,600	360,958
Procter & Gamble Co. (The)	36,486	5,857,827

		6,218,785

Independent Power & Renewable Electricity Producers 0.7%
AES Corp. (The)	186,500	3,808,330
Vistra Corp.	84,600	2,116,692

		5,925,022

Industrial Conglomerates 0.6%
Honeywell International, Inc.	23,000	4,450,730

Insurance 2.0%
American International Group, Inc.	53,600	3,136,136
Arch Capital Group Ltd.*	8,400	383,628
Chubb Ltd.	31,300	6,461,885
Kinsale Capital Group, Inc.	2,000	443,380
Marsh & McLennan Cos., Inc.	2,600	420,420
MetLife, Inc.	67,440	4,429,459
Reinsurance Group of America, Inc.	7,700	826,364

		16,101,272

Interactive Media & Services 5.3%
Alphabet, Inc. (Class A Stock)*	7,594	17,330,951
Alphabet, Inc. (Class C Stock)*	7,068	16,251,664
Meta Platforms, Inc. (Class A Stock)*	45,180	9,057,235

		42,639,850

Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	7,902	19,641,448
eBay, Inc.	89,700	4,657,224

		24,298,672

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 5.1%
Accenture PLC (Class A Stock)	19,859	$5,964,849
Automatic Data Processing, Inc.	12,900	2,814,522
Cognizant Technology Solutions Corp. (Class A Stock)	24,100	1,949,690
Concentrix Corp.	2,500	393,700
Fidelity National Information Services, Inc.	2,500	247,875
Fiserv, Inc.*	19,700	1,929,024
Gartner, Inc.*	11,600	3,370,380
Genpact Ltd.	6,000	241,620
International Business Machines Corp.	18,230	2,410,189
Mastercard, Inc. (Class A Stock)	20,200	7,340,276
SS&C Technologies Holdings, Inc.	34,400	2,224,304
Visa, Inc. (Class A Stock)	58,125	12,388,181

		41,274,610

Leisure Products 0.1%
Smith & Wesson Brands, Inc.	67,900	932,267

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,400	716,884
Danaher Corp.	14,400	3,616,272
IQVIA Holdings, Inc.*	21,200	4,621,388
Thermo Fisher Scientific, Inc.	7,414	4,099,349

		13,053,893

Machinery 1.8%
Altra Industrial Motion Corp.	15,600	608,400
Caterpillar, Inc.	16,300	3,431,802
Cummins, Inc.	5,900	1,116,221
Hillenbrand, Inc.	44,700	1,824,654
Mueller Industries, Inc.	25,600	1,386,240
PACCAR, Inc.	56,500	4,692,325
Parker-Hannifin Corp.	4,700	1,272,854

		14,332,496

Media 0.3%
Comcast Corp. (Class A Stock)	67,600	2,687,776

Metals & Mining 1.1%
Freeport-McMoRan, Inc.	136,600	5,539,130
Nucor Corp.	5,100	789,378

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	15

 Schedule of Investments  (unaudited) (continued)

   as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	12,200	$2,418,650
United States Steel Corp.	11,600	353,684

		9,100,842

Multiline Retail 0.9%
Macy’s, Inc.	44,100	1,065,897
Target Corp.	24,900	5,693,385

		6,759,282

Multi-Utilities 0.5%
Dominion Energy, Inc.	17,400	1,420,536
Public Service Enterprise Group, Inc.	39,000	2,716,740

		4,137,276

Oil, Gas & Consumable Fuels 4.6%
APA Corp.	10,700	437,951
Cheniere Energy, Inc.	16,900	2,295,189
Chevron Corp.	43,500	6,815,145
ConocoPhillips	3,400	324,768
EOG Resources, Inc.	59,700	6,970,572
Exxon Mobil Corp.	166,200	14,168,550
Hess Corp.	5,500	566,885
Marathon Petroleum Corp.	11,500	1,003,490
Murphy Oil Corp.	20,000	761,600
Occidental Petroleum Corp.	32,200	1,773,898
PDC Energy, Inc.	3,600	251,064
Valero Energy Corp.	11,200	1,248,576

		36,617,688

Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	61,000	4,591,470
Eli Lilly & Co.	25,200	7,361,676
Johnson & Johnson	58,658	10,585,423
Merck & Co., Inc.	86,000	7,627,340
Pfizer, Inc.	176,600	8,665,762

		38,831,671

Professional Services 0.3%
Korn Ferry	39,000	2,396,160

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development 0.3%
CBRE Group, Inc. (Class A Stock)*	26,600	$2,208,864
Newmark Group, Inc. (Class A Stock)	19,200	233,280

		2,442,144

Road & Rail 0.2%
J.B. Hunt Transport Services, Inc.	1,400	239,190
Norfolk Southern Corp.	1,600	412,608
Schneider National, Inc. (Class B Stock)	17,500	413,525
Union Pacific Corp.	1,300	304,577

		1,369,900

Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.*	12,000	1,026,240
Applied Materials, Inc.	5,800	640,030
Broadcom, Inc.	15,600	8,648,484
Intel Corp.	140,841	6,139,259
KLA Corp.	8,600	2,745,636
Microchip Technology, Inc.	72,100	4,700,920
Micron Technology, Inc.	34,400	2,345,736
NVIDIA Corp.	37,000	6,862,390
NXP Semiconductors NV (China)	13,400	2,290,060
ON Semiconductor Corp.*	66,400	3,460,104
QUALCOMM, Inc.	56,400	7,878,516
Texas Instruments, Inc.	10,300	1,753,575

		48,490,950

Software 9.2%
Adobe, Inc.*	12,583	4,982,239
Black Knight, Inc.*	12,200	802,638
Fortinet, Inc.*	8,600	2,485,486
Manhattan Associates, Inc.*	3,000	391,650
Microsoft Corp.	183,484	50,920,480
Oracle Corp.	89,779	6,589,778
Paycom Software, Inc.*	3,100	872,557
Roper Technologies, Inc.	6,300	2,960,496
Synopsys, Inc.*	11,700	3,355,443
Verint Systems, Inc.*	14,400	785,664

		74,146,431

Specialty Retail 1.4%
AutoNation, Inc.*	17,300	2,005,243

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	17

 Schedule of Investments  (unaudited) (continued)

   as of April 30, 2022

Description			Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
AutoZone, Inc.*			700	$1,368,829
Group 1 Automotive, Inc.			13,400	2,333,476
Home Depot, Inc. (The)			10,200	3,064,080
Lowe’s Cos., Inc.			2,400	474,552
O’Reilly Automotive, Inc.*			1,100	667,205
Penske Automotive Group, Inc.			2,700	283,014
Ulta Beauty, Inc.*			1,700	674,560

				10,870,959

Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.			323,980	51,075,447
Dell Technologies, Inc. (Class C Stock)			11,400	535,914

				51,611,361

Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.			10,400	756,912

Tobacco 0.3%
Philip Morris International, Inc.			19,700	1,970,000

Trading Companies & Distributors 0.2%
Boise Cascade Co.			17,800	1,345,324

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*			6,800	837,352

TOTAL LONG-TERM INVESTMENTS (cost $639,945,345)				790,937,531

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENTS 1.6%

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $999,435)	0.443%	06/16/22	1,000	999,443

See Notes to Financial Statements.

18

Description	Shares	Value

UNAFFILIATED FUND 1.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $11,616,953)	11,616,953	$11,616,953

TOTAL SHORT-TERM INVESTMENTS (cost $12,616,388)		12,616,396

TOTAL INVESTMENTS 100.0% (cost $652,561,733)		803,553,927
Other assets in excess of liabilities(z) 0.0%		118,060

NET ASSETS 100.0%		$803,671,987

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
53	S&P 500 E-Mini Index	Jun. 2022	$10,937,875	$(250,783)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$—	$999,443

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,368,708	$—	$—
Air Freight & Logistics	5,438,560	—	—
Airlines	1,639,443	—	—
Automobiles	24,663,496	—	—
Banks	29,204,260	—	—
Beverages	17,552,668	—	—
Biotechnology	14,644,836	—	—
Building Products	2,806,281	—	—
Capital Markets	21,033,056	—	—
Chemicals	14,810,594	—	—
Communications Equipment	1,796,684	—	—
Construction & Engineering	1,024,631	—	—
Construction Materials	2,552,724	—	—
Consumer Finance	8,248,607	—	—
Containers & Packaging	787,527	—	—
Distributors	1,075,550	—	—
Diversified Financial Services	8,966,280	—	—
Diversified Telecommunication Services	7,543,013	—	—
Electric Utilities	8,356,845	—	—
Electrical Equipment	10,400,168	—	—
Electronic Equipment, Instruments & Components	6,113,308	—	—
Energy Equipment & Services	2,632,622	—	—
Entertainment	12,267,182	—	—
Equity Real Estate Investment Trusts (REITs)	16,869,064	—	—
Food & Staples Retailing	11,194,058	—	—
Food Products	14,594,071	—	—
Gas Utilities	253,820	—	—
Health Care Equipment & Supplies	20,685,845	—	—
Health Care Providers & Services	31,332,359	—	—
Hotels, Restaurants & Leisure	11,763,489	—	—
Household Durables	7,718,157	—	—
Household Products	6,218,785	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Independent Power & Renewable Electricity Producers	$5,925,022	$—	$—
Industrial Conglomerates	4,450,730	—	—
Insurance	16,101,272	—	—
Interactive Media & Services	42,639,850	—	—
Internet & Direct Marketing Retail	24,298,672	—	—
IT Services	41,274,610	—	—
Leisure Products	932,267	—	—
Life Sciences Tools & Services	13,053,893	—	—
Machinery	14,332,496	—	—
Media	2,687,776	—	—
Metals & Mining	9,100,842	—	—
Multiline Retail	6,759,282	—	—
Multi-Utilities	4,137,276	—	—
Oil, Gas & Consumable Fuels	36,617,688	—	—
Pharmaceuticals	38,831,671	—	—
Professional Services	2,396,160	—	—
Real Estate Management & Development	2,442,144	—	—
Road & Rail	1,369,900	—	—
Semiconductors & Semiconductor Equipment	48,490,950	—	—
Software	74,146,431	—	—
Specialty Retail	10,870,959	—	—
Technology Hardware, Storage & Peripherals	51,611,361	—	—
Textiles, Apparel & Luxury Goods	756,912	—	—
Tobacco	1,970,000	—	—
Trading Companies & Distributors	1,345,324	—	—
Wireless Telecommunication Services	837,352	—	—
Short-Term Investments
U.S. Treasury Obligation	—	999,443	—
Unaffiliated Fund	11,616,953	—	—

Total	$802,554,484	$999,443	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(250,783)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2022

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Software	9.2%
Technology Hardware, Storage & Peripherals	6.4
Semiconductors & Semiconductor Equipment	6.0
Interactive Media & Services	5.3
IT Services	5.1
Pharmaceuticals	4.8
Oil, Gas & Consumable Fuels	4.6
Health Care Providers & Services	3.9
Banks	3.6
Automobiles	3.1
Internet & Direct Marketing Retail	3.0
Capital Markets	2.6
Health Care Equipment & Supplies	2.6
Beverages	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Insurance	2.0
Chemicals	1.9
Biotechnology	1.8
Food Products	1.8
Machinery	1.8
Life Sciences Tools & Services	1.6
Entertainment	1.5
Hotels, Restaurants & Leisure	1.5
Unaffiliated Fund	1.5
Food & Staples Retailing	1.4
Specialty Retail	1.4
Electrical Equipment	1.3
Aerospace & Defense	1.2
Metals & Mining	1.1
Diversified Financial Services	1.1
Electric Utilities	1.0
Consumer Finance	1.0
Household Durables	1.0
Diversified Telecommunication Services	0.9
Multiline Retail	0.9

Household Products	0.8%
Electronic Equipment, Instruments & Components	0.8
Independent Power & Renewable Electricity Producers	0.7
Air Freight & Logistics	0.7
Industrial Conglomerates	0.6
Multi-Utilities	0.5
Building Products	0.4
Media	0.3
Energy Equipment & Services	0.3
Construction Materials	0.3
Real Estate Management & Development	0.3
Professional Services	0.3
Tobacco	0.3
Communications Equipment	0.2
Airlines	0.2
Road & Rail	0.2
Trading Companies & Distributors	0.2
Distributors	0.1
Construction & Engineering	0.1
U.S. Treasury Obligation	0.1
Leisure Products	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Textiles, Apparel & Luxury Goods	0.1
Gas Utilities	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

22

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$250,783*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(218,026)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(825,957)

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$12,669,046

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	23

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Assets
Unaffiliated investments (cost $652,561,733)	$803,553,927
Receivable for Fund shares sold	2,100,423
Dividends and interest receivable	563,658
Prepaid expenses and other assets	42,925

Total Assets	806,260,933

Liabilities
Payable for Fund shares purchased	1,735,197
Due to broker—variation margin futures	413,400
Management fee payable	214,577
Distribution fee payable	118,055
Affiliated transfer agent fee payable	80,196
Accrued expenses and other liabilities	27,521

Total Liabilities	2,588,946

Net Assets	$803,671,987

Net assets were comprised of:
Shares of beneficial interest, at par	$47,269
Paid-in capital in excess of par	626,357,167
Total distributable earnings (loss)	177,267,551

Net assets, April 30, 2022	$803,671,987

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share, ($463,243,593 ÷ 27,572,849 shares of beneficial interest issued and outstanding)	$16.80
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.78

Class C
Net asset value, offering price and redemption price per share, ($18,746,293 ÷ 1,296,346 shares of beneficial interest issued and outstanding)	$14.46

Class Z
Net asset value, offering price and redemption price per share, ($23,311,459 ÷ 1,336,895 shares of beneficial interest issued and outstanding)	$17.44

Class R6
Net asset value, offering price and redemption price per share, ($298,370,642 ÷ 17,062,989 shares of beneficial interest issued and outstanding)	$17.49

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	25

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,904 foreign withholding tax)	$6,287,828
Affiliated dividend income	2,828
Income from securities lending, net (including affiliated income of $2,468)	2,633
Interest income	703

Total income	6,293,992

Expenses
Management fee	1,457,778
Distribution fee(a)	863,327
Transfer agent’s fees and expenses (including affiliated expense of $180,201)(a)	322,612
Custodian and accounting fees	41,089
Registration fees(a)	28,409
Shareholders’ reports	22,047
Audit fee	12,075
Legal fees and expenses	11,581
Trustees’ fees	8,913
Miscellaneous	24,802

Total expenses	2,792,633
Less: Fee waiver and/or expense reimbursement(a)	(150,841)
Distribution fee waiver(a)	(126,325)

Net expenses	2,515,467

Net investment income (loss)	3,778,525

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,638))	26,240,522
Futures transactions	(218,026)

26,022,496

Net change in unrealized appreciation (depreciation) on:
Investments	(86,756,197)
Futures	(825,957)

(87,582,154)

Net gain (loss) on investment transactions	(61,559,658)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(57,781,133)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	757,948	105,379	—	—
Transfer agent’s fees and expenses	288,464	16,318	17,048	782
Registration fees	9,130	6,051	9,025	4,203
Fee waiver and/or expense reimbursement	(79,043)	(15,804)	(12,490)	(43,504)
Distribution fee waiver	(126,325)	—	—	—

See Notes to Financial Statements.

26

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,778,525	$7,056,819
Net realized gain (loss) on investment transactions	26,022,496	112,391,771
Net change in unrealized appreciation (depreciation) on investments	(87,582,154)	133,980,627

Net increase (decrease) in net assets resulting from operations	(57,781,133)	253,429,217

Dividends and Distributions
Distributions from distributable earnings
Class A	(75,324,555)	(9,498,862)
Class C	(3,481,355)	(464,608)
Class Z	(3,670,638)	(1,395,424)
Class R6	(37,719,399)	(3,717,913)

	(120,195,947)	(15,076,807)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	129,194,739	187,786,089
Net asset value of shares issued in reinvestment of dividends and distributions	119,012,363	14,909,423
Cost of shares purchased	(132,707,186)	(158,286,541)

Net increase (decrease) in net assets from Fund share transactions	115,499,916	44,408,971

Total increase (decrease)	(62,477,164)	282,761,381

Net Assets:
Beginning of period	866,149,151	583,387,770

End of period	$803,671,987	$866,149,151

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	27

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.09		$15.17	$15.17	$16.76	$18.37	$15.49
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16	0.19	0.18	0.20	0.19
Net realized and unrealized gain (loss) on investment transactions	(1.30)		6.14	0.43	1.19	0.80	3.51
Total from investment operations	(1.23)		6.30	0.62	1.37	1.00	3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.19)	(0.19)	(0.22)	(0.18)	(0.15)
Distributions from net realized gains	(2.89)		(0.19)	(0.43)	(2.74)	(2.43)	(0.67)
Total dividends and distributions	(3.06)		(0.38)	(0.62)	(2.96)	(2.61)	(0.82)
Net asset value, end of period	$16.80		$21.09	$15.17	$15.17	$16.76	$18.37
Total Return(b):	(7.03)%		42.24%	4.02%	10.61%	5.67%	24.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$463,244		$522,601	$382,165	$400,634	$105,855	$113,343
Average net assets (000)	$509,486		$475,322	$389,009	$302,864	$112,391	$101,852
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)	0.72%	0.72%	0.74%	0.72%	0.77%
Expenses before waivers and/or expense reimbursement	0.80	%(e)	0.81%	0.83%	0.87%	0.86%	0.93%
Net investment income (loss)	0.80	%(e)	0.84%	1.26%	1.27%	1.14%	1.13%
Portfolio turnover rate(f)	49%		101%	92%	88%	95%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.52		$13.38	$13.46	$15.20	$16.89	$14.31
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.02	0.07	0.08	0.07	0.06
Net realized and unrealized gain (loss) on investment transactions	(1.12)		5.42	0.38	1.03	0.73	3.24
Total from investment operations	(1.11)		5.44	0.45	1.11	0.80	3.30
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.11)	(0.10)	(0.11)	(0.06)	(0.05)
Distributions from net realized gains	(2.89)		(0.19)	(0.43)	(2.74)	(2.43)	(0.67)
Total dividends and distributions	(2.95)		(0.30)	(0.53)	(2.85)	(2.49)	(0.72)
Net asset value, end of period	$14.46		$18.52	$13.38	$13.46	$15.20	$16.89
Total Return(b):	(7.37)%		41.25%	3.27%	9.77%	4.91%	23.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,746		$22,453	$21,047	$27,333	$29,930	$31,518
Average net assets (000)	$21,250		$22,342	$24,287	$36,812	$31,783	$34,697
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.44	%(e)	1.44%	1.44%	1.47%	1.44%	1.53%
Expenses before waivers and/or expense reimbursement	1.59	%(e)	1.59%	1.59%	1.54%	1.55%	1.64%
Net investment income (loss)	0.08	%(e)	0.14%	0.56%	0.59%	0.43%	0.40%
Portfolio turnover rate(f)	49%		101%	92%	88%	95%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	29

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.79		$15.67	$15.65	$17.20	$18.78	$15.83
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.23	0.24	0.25	0.24
Net realized and unrealized gain (loss) on investment transactions	(1.35)		6.32	0.44	1.21	0.82	3.57
Total from investment operations	(1.25)		6.53	0.67	1.45	1.07	3.81
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.22)	(0.22)	(0.26)	(0.22)	(0.19)
Distributions from net realized gains	(2.89)		(0.19)	(0.43)	(2.74)	(2.43)	(0.67)
Total dividends and distributions	(3.10)		(0.41)	(0.65)	(3.00)	(2.65)	(0.86)
Net asset value, end of period	$17.44		$21.79	$15.67	$15.65	$17.20	$18.78
Total Return(b):	(6.88)%		42.44%	4.27%	10.91%	5.98%	24.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,311		$25,663	$47,730	$67,192	$61,857	$56,066
Average net assets (000)	$25,186		$60,616	$64,099	$65,923	$62,456	$54,787
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.49%	0.48%	0.48%	0.46%	0.54%
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.55%	0.55%	0.54%	0.55%	0.64%
Net investment income (loss)	1.03	%(e)	1.10%	1.54%	1.59%	1.40%	1.42%
Portfolio turnover rate(f)	49%		101%	92%	88%	95%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,				December 28, 2016(a) through October 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.86		$15.70	$15.68	$17.23	$18.81	$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23	0.25	0.26	0.27	0.21
Net realized and unrealized gain (loss) on investment transactions	(1.35)		6.36	0.44	1.21	0.82	2.54
Total from investment operations	(1.24)		6.59	0.69	1.47	1.09	2.75
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.24)	(0.24)	(0.28)	(0.24)	-
Distributions from net realized gains	(2.89)		(0.19)	(0.43)	(2.74)	(2.43)	-
Total dividends and distributions	(3.13)		(0.43)	(0.67)	(3.02)	(2.67)	-
Net asset value, end of period	$17.49		$21.86	$15.70	$15.68	$17.23	$18.81
Total Return(c):	(6.82)%		42.79%	4.39%	11.05%	6.10%	17.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$298,371		$295,432	$132,446	$90,722	$76,551	$58,304
Average net assets (000)	$283,997		$204,016	$105,498	$86,249	$71,390	$40,448
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35	%(f)
Expenses before waivers and/or expense reimbursement	0.38	%(f)	0.38%	0.40%	0.41%	0.44%	0.47	%(f)
Net investment income (loss)	1.15	%(f)	1.17%	1.60%	1.72%	1.51%	1.44	%(f)
Portfolio turnover rate(g)	49%		101%	92%	88%	95%	89%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	31

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Core Fund (formerly known as PGIM QMA Large-Cap Core Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

32

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Quant Solutions Large-Cap Core Fund	33

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

34

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers,

PGIM Quant Solutions Large-Cap Core Fund	35

Notes to Financial Statements  (unaudited) (continued)

shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

36

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.35% of average daily net assets up to $5 billion;	0.35%
0.34% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2023, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.35%	0.72%
C	0.35	1.44
Z	0.35	—
R6	0.35	—

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

PGIM Quant Solutions Large-Cap Core Fund	37

Notes to Financial Statements  (unaudited) (continued)

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$115,218	$—
C	—	407

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

38

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$408,365,418	$410,694,132

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$15,957,883	$30,591,188	$46,549,071	$—	$ —	$—	—	$2,828

PGIM Institutional Money Market Fund(1)(b)(wa)
602,941	125,951,162	126,548,465	—	(5,638)	—	—	2,468	(2)
$16,560,824	$156,542,350	$173,097,536	$—	$(5,638)	$—		$5,296

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$653,668,385	$187,251,247	$(37,616,488)	$149,634,759

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Quant Solutions Large-Cap Core Fund	39

Notes to Financial Statements  (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	4,008	0.1%

C	3	0.1
R6	9,587,092	56.2

40

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	6.1%

Unaffiliated	2	36.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	454,261	$8,307,621
Shares issued in reinvestment of dividends and distributions	4,053,312	74,256,672
Shares purchased	(1,732,653)	(31,964,355)
Net increase (decrease) in shares outstanding before conversion	2,774,920	50,599,938
Shares issued upon conversion from other share class(es)	56,238	1,063,459
Shares purchased upon conversion into other share class(es)	(40,111)	(772,617)
Net increase (decrease) in shares outstanding	2,791,047	$50,890,780

Year ended October 31, 2021:
Shares sold	2,091,107	$38,400,935
Shares issued in reinvestment of dividends and distributions	566,431	9,351,778
Shares purchased	(3,160,671)	(58,723,676)
Net increase (decrease) in shares outstanding before conversion	(503,133)	(10,970,963)
Shares issued upon conversion from other share class(es)	242,510	4,439,967
Shares purchased upon conversion into other share class(es)	(151,501)	(2,826,352)
Net increase (decrease) in shares outstanding	(412,124)	$(9,357,348)

Class C

Six months ended April 30, 2022:
Shares sold	48,156	$768,244
Shares issued in reinvestment of dividends and distributions	218,899	3,460,797
Shares purchased	(114,107)	(1,830,735)
Net increase (decrease) in shares outstanding before conversion	152,948	2,398,306
Shares purchased upon conversion into other share class(es)	(69,192)	(1,134,155)
Net increase (decrease) in shares outstanding	83,756	$1,264,151

Year ended October 31, 2021:
Shares sold	75,244	$1,234,291
Shares issued in reinvestment of dividends and distributions	31,819	464,240
Shares purchased	(182,947)	(2,971,760)
Net increase (decrease) in shares outstanding before conversion	(75,884)	(1,273,229)
Shares purchased upon conversion into other share class(es)	(284,445)	(4,601,367)
Net increase (decrease) in shares outstanding	(360,329)	$(5,874,596)

PGIM Quant Solutions Large-Cap Core Fund	41

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	58,838	$1,128,829
Shares issued in reinvestment of dividends and distributions	188,283	3,575,495
Shares purchased	(126,738)	(2,420,981)
Net increase (decrease) in shares outstanding before conversion	120,383	2,283,343
Shares issued upon conversion from other share class(es)	38,930	768,447
Net increase (decrease) in shares outstanding	159,313	$3,051,790

Year ended October 31, 2021:
Shares sold	2,430,335	$45,745,515
Shares issued in reinvestment of dividends and distributions	80,721	1,375,492
Shares purchased	(824,320)	(15,996,802)
Net increase (decrease) in shares outstanding before conversion	1,686,736	31,124,205
Shares issued upon conversion from other share class(es)	146,046	2,809,035
Shares purchased upon conversion into other share class(es)	(3,701,600)	(77,197,081)
Net increase (decrease) in shares outstanding	(1,868,818)	$(43,263,841)

Class R6
Six months ended April 30, 2022:
Shares sold	6,333,338	$118,990,045
Shares issued in reinvestment of dividends and distributions	1,981,061	37,719,399
Shares purchased	(4,768,891)	(96,491,115)
Net increase (decrease) in shares outstanding before conversion	3,545,508	60,218,329
Shares issued upon conversion from other share class(es)	3,936	85,627
Shares purchased upon conversion into other share class(es)	(577)	(10,761)
Net increase (decrease) in shares outstanding	3,548,867	$60,293,195

Year ended October 31, 2021:
Shares sold	5,207,231	$102,405,348
Shares issued in reinvestment of dividends and distributions	217,932	3,717,913
Shares purchased	(4,048,357)	(80,594,303)
Net increase (decrease) in shares outstanding before conversion	1,376,806	25,528,958
Shares issued upon conversion from other share class(es)	3,703,938	77,392,006
Shares purchased upon conversion into other share class(es)	(758)	(16,208)
Net increase (decrease) in shares outstanding	5,079,986	$102,904,756

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

42

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $17,699,333, borrowed at a weighted average interest rate of 1.29%. The maximum loan outstanding amount during the period was $26,070,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high quality stocks with good future growth prospects. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that

PGIM Quant Solutions Large-Cap Core Fund	43

Notes to Financial Statements  (unaudited) (continued)

the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

44

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which

PGIM Quant Solutions Large-Cap Core Fund	45

Notes to Financial Statements  (unaudited) (continued)

the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

10.  Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

46

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Large-Cap Core Fund	47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Large-Cap Core Fund PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PTMAX	PTMCX	PTEZX	PTMQX
CUSIP	74441J100	74441J308	74441J407	74441J688

MF187E2

PGIM SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 15, 2022

PGIM Select Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-4.10	0.68	9.95	7.89 (08/01/2014)

Class C	-4.43	4.73	10.37	7.86 (08/01/2014)

Class Z	-3.89	6.91	11.48	8.96 (08/01/2014)
Class R6	-3.90	6.91	11.52	8.97 (08/01/2014)

FTSE EPRA/NAREIT Developed Index

	-5.63	1.68	5.08	4.44

S&P 500 Index

	-9.64	0.21	13.65	12.44

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Select Real Estate Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Welltower, Inc.	Health Care REITs	7.8%

Equity Residential	Residential REITs	7.7%

Life Storage, Inc.	Specialized REITs	5.6%

Rexford Industrial Realty, Inc.	Industrial REITs	4.9%

Camden Property Trust	Residential REITs	4.7%

CubeSmart	Specialized REITs	4.4%

Segro plc (United Kingdom)	Industrial REITs	4.0%

Prologis, Inc.	Industrial REITs	3.9%

Mitsui Fudosan Co. Ltd. (Japan)	Diversified Real Estate Activities	3.1%

Capitaland Investment Ltd. (Singapore)	Real Estate Operating Companies	2.8%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Select Real Estate Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 959.00	1.28%	$ 6.22

	Hypothetical	$1,000.00	$1,018.45	1.28%	$ 6.41

Class C	Actual	$1,000.00	$ 955.70	2.05%	$ 9.94

	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Z	Actual	$1,000.00	$ 961.10	0.96%	$ 4.67

	Hypothetical	$1,000.00	$1,020.03	0.96%	$ 4.81

Class R6	Actual	$1,000.00	$ 961.00	0.88%	$ 4.28

	Hypothetical	$1,000.00	$1,020.43	0.88%	$ 4.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Diversified Real Estate Activities 4.1%
Mitsui Fudosan Co. Ltd. (Japan)	583,098	$12,291,686
Sun Hung Kai Properties Ltd. (Hong Kong)	335,229	3,839,297

		16,130,983

Diversified REITs 3.8%
Daiwa House REIT Investment Corp. (Japan)	3,627	8,804,494
Essential Properties Realty Trust, Inc.	255,967	6,143,208

		14,947,702

Health Care REITs 7.8%
Welltower, Inc.	340,970	30,963,486

Hotel & Resort REITs 9.0%
Host Hotels & Resorts, Inc.	417,988	8,506,056
Invincible Investment Corp. (Japan)	20,712	6,760,626
Japan Hotel REIT Investment Corp. (Japan)	10,744	5,456,238
Park Hotels & Resorts, Inc.	505,549	9,964,371
Xenia Hotels & Resorts, Inc.*	256,837	4,954,386

		35,641,677

Industrial REITs 15.8%
Goodman Group (Australia)	296,001	4,918,127
Prologis, Inc.	95,572	15,319,236
Rexford Industrial Realty, Inc.	248,498	19,392,784
Segro PLC (United Kingdom)	932,251	15,750,949
Summit Industrial Income REIT (Canada)	476,558	7,545,393

		62,926,489

Real Estate Operating Companies 10.1%
Capitaland Investment Ltd. (Singapore)*	3,721,350	11,300,421
Fastighets AB Balder (Sweden) (Class B Stock)*	88,430	4,391,184
Kojamo OYJ (Finland)	177,670	3,504,849
Pandox AB (Sweden)*	415,063	5,756,353
VGP NV (Belgium)	34,060	8,850,494
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	1,323,837	6,232,816

		40,036,117

See Notes to Financial Statements.

PGIM Select Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 17.0%
American Homes 4 Rent (Class A Stock)	216,152	$8,561,781
Camden Property Trust	118,394	18,574,835
Equity Residential	375,315	30,588,172
Ingenia Communities Group (Australia)	1,762,774	5,744,529
InterRent Real Estate Investment Trust (Canada)	384,361	4,221,643

		67,690,960

Retail REITs 13.9%
Acadia Realty Trust	353,103	7,386,915
Capital & Counties Properties PLC (United Kingdom)	2,584,577	5,418,718
Kimco Realty Corp.	424,478	10,752,028
Kite Realty Group Trust	322,073	7,182,228
Lendlease Global Commercial REIT (Singapore)	9,074,158	5,189,405
Macerich Co. (The)	702,505	8,816,438
NETSTREIT Corp.	243,026	5,254,222
Simon Property Group, Inc.	44,089	5,202,502

		55,202,456

Specialized REITs 17.9%
Big Yellow Group PLC (United Kingdom)	458,251	8,333,869
CubeSmart	363,958	17,291,645
Digital Core REIT Management Pte Ltd. (Singapore)*	4,065,870	4,028,188
EPR Properties	105,158	5,522,898
Equinix, Inc.	7,818	5,621,767
Life Storage, Inc.	166,522	22,062,500
National Storage REIT (Australia)	4,647,390	8,409,061

		71,269,928

TOTAL LONG-TERM INVESTMENTS (cost $377,847,898)		394,809,798

SHORT-TERM INVESTMENT 1.5%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $5,939,609)	5,939,609	5,939,609

TOTAL INVESTMENTS 100.9% (cost $383,787,507)		400,749,407
Liabilities in excess of other assets (0.9)%		(3,421,223)

NET ASSETS 100.0%		$397,328,184

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$19,071,717	$—
Belgium	—	8,850,494	—
Canada	11,767,036	—	—
Finland	—	3,504,849	—
Hong Kong	—	10,072,113	—
Japan	—	33,313,044	—
Singapore	—	20,518,014	—
Sweden	—	10,147,537	—
United Kingdom	—	29,503,536	—
United States	248,061,458	—	—
Short-Term Investment
Unaffiliated Fund	5,939,609	—	—

Total	$265,768,103	$134,981,304	$—

See Notes to Financial Statements.

PGIM Select Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Specialized REITs	17.9%
Residential REITs	17.0
Industrial REITs	15.8
Retail REITs	13.9
Real Estate Operating Companies	10.1
Hotel & Resort REITs	9.0
Health Care REITs	7.8
Diversified Real Estate Activities	4.1

Diversified REITs	3.8%
Unaffiliated Fund	1.5

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Unaffiliated investments (cost $383,787,507)	$400,749,407
Receivable for Fund shares sold	3,163,198
Receivable for investments sold	814,247
Dividends receivable	526,938
Tax reclaim receivable	116,717
Prepaid expenses	652

Total Assets	405,371,159

Liabilities
Payable for investments purchased	5,048,198
Payable for Fund shares purchased	2,680,358
Management fee payable	269,695
Accrued expenses and other liabilities	38,266
Distribution fee payable	4,967
Affiliated transfer agent fee payable	1,260
Trustees’ fees payable	231

Total Liabilities	8,042,975

Net Assets	$397,328,184

Net assets were comprised of:
Shares of beneficial interest, at par	$27,862
Paid-in capital in excess of par	383,390,886
Total distributable earnings (loss)	13,909,436

Net assets, April 30, 2022	$397,328,184

See Notes to Financial Statements.

PGIM Select Real Estate Fund	13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share, ($13,823,390 ÷ 966,662 shares of beneficial interest issued and outstanding)	$14.30
Maximum sales charge (5.50% of offering price)	0.83

Maximum offering price to public	$15.13

Class C

Net asset value, offering price and redemption price per share, ($2,365,600 ÷ 167,760 shares of beneficial interest issued and outstanding)	$14.10

Class Z

Net asset value, offering price and redemption price per share, ($282,670,357 ÷ 19,734,003 shares of beneficial interest issued and outstanding)	$14.32

Class R6

Net asset value, offering price and redemption price per share, ($98,468,837 ÷ 6,993,217 shares of beneficial interest issued and outstanding)	$14.08

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $115,648 foreign withholding tax)	$3,529,926
Affiliated dividend income	1,075
Income from securities lending, net (including affiliated income of $161)	434

Total income	3,531,435

Expenses
Management fee	1,453,146
Distribution fee(a)	27,582
Transfer agent’s fees and expenses (including affiliated expense of $4,551)(a)	127,878
Custodian and accounting fees	50,733
Registration fees(a)	29,721
Audit fee	15,868
Legal fees and expenses	10,266
Shareholders’ reports	6,920
Trustees’ fees	6,332
Miscellaneous	12,138

Total expenses	1,740,584
Less: Fee waiver and/or expense reimbursement(a)	(3,516)
Distribution fee waiver(a)	(2,758)

Net expenses	1,734,310

Net investment income (loss)	1,797,125

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(460))	404,418
Foreign currency transactions	(8,412)

396,006

Net change in unrealized appreciation (depreciation) on:
Investments	(17,687,966)
Foreign currencies	(41,765)

(17,729,731)

Net gain (loss) on investment and foreign currency transactions	(17,333,725)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(15,536,600)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	16,549	11,033	—	—
Transfer agent’s fees and expenses	4,307	1,070	122,235	266
Registration fees	5,270	4,587	10,927	8,937
Fee waiver and/or expense reimbursement	—	(3,516)	—	—
Distribution fee waiver	(2,758)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund	15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,797,125	$ 1,813,565
Net realized gain (loss) on investment and foreign currency transactions	396,006	14,087,807
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,729,731)	32,748,400

Net increase (decrease) in net assets resulting from operations	(15,536,600)	48,649,772

Dividends and Distributions
Distributions from distributable earnings
Class A	(351,994)	(70,197)
Class C	(89,176)	(5,910)
Class Z	(9,874,590)	(1,699,095)
Class R6	(4,513,932)	(918,302)

	(14,829,692)	(2,693,504)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	141,648,696	269,891,981
Net asset value of shares issued in reinvestment of dividends and distributions	14,822,587	2,689,833
Cost of shares purchased	(57,284,202)	(39,255,864)

Net increase (decrease) in net assets from Fund share transactions	99,187,081	233,325,950

Total increase (decrease)	68,820,789	279,282,218

Net Assets:
Beginning of period	328,507,395	49,225,177

End of period	$397,328,184	$328,507,395

See Notes to Financial Statements.

16

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.54		$11.48	$13.18	$10.33	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.15	0.16	0.12	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.66)		4.18	(1.16)	3.10	(0.08)	0.76
Total from investment operations	(0.61)		4.28	(1.01)	3.26	0.04	0.88
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.22)	(0.43)	(0.21)	(0.25)	(0.11)
Distributions from net realized gains	(0.46)		-	(0.26)	(0.20)	-	(0.23)
Total dividends and distributions	(0.63)		(0.22)	(0.69)	(0.41)	(0.25)	(0.34)
Net asset value, end of period	$14.30		$15.54	$11.48	$13.18	$10.33	$10.54
Total Return(b):	(4.10)%		37.61%	(7.90)%	32.64%	0.37%	9.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,823		$6,733	$3,878	$4,447	$2,612	$256
Average net assets (000)	$11,124		$4,803	$4,534	$3,205	$1,645	$242
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.33	%(e)	1.57%	2.11%	3.04%	4.02%	4.63%
Net investment income (loss)	0.72	%(e)	0.74%	1.26%	1.36%	1.14%	1.15%
Portfolio turnover rate(f)	60%		165%	313%	242%	202%	142%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	17

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021		2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.33		$11.35		$13.03	$10.23	$10.44	$9.94
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.01	)(b)	0.06	0.06	0.09	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.64)		4.12		(1.13)	3.08	(0.12)	0.75
Total from investment operations	(0.65)		4.11		(1.07)	3.14	(0.03)	0.79
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.13)		(0.35)	(0.14)	(0.18)	(0.06)
Distributions from net realized gains	(0.46)		-		(0.26)	(0.20)	-	(0.23)
Total dividends and distributions	(0.58)		(0.13)		(0.61)	(0.34)	(0.18)	(0.29)
Net asset value, end of period	$14.10		$15.33		$11.35	$13.03	$10.23	$10.44
Total Return(c):	(4.43)%		36.64%		(8.60)%	31.59%	(0.34)%	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,366		$1,636		$605	$351	$56	$69
Average net assets (000)	$2,225		$1,021		$532	$148	$64	$70
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.05	%(f)	2.05%		2.05%	2.05%	2.05%	2.05%
Expenses before waivers and/or expense reimbursement	2.37	%(f)	2.95%		5.31%	11.73%	29.08%	5.33%
Net investment income (loss)	(0.10	)%(f)	(0.06)%		0.55%	0.54%	0.91%	0.36%
Portfolio turnover rate(g)	60%		165%		313%	242%	202%	142%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.56		$11.49	$13.20	$10.34	$10.56	$10.02
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.13	0.16	0.19	0.22	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.66)		4.19	(1.15)	3.11	(0.16)	0.76
Total from investment operations	(0.59)		4.32	(0.99)	3.30	0.06	0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.25)	(0.46)	(0.24)	(0.28)	(0.14)
Distributions from net realized gains	(0.46)		-	(0.26)	(0.20)	-	(0.23)
Total dividends and distributions	(0.65)		(0.25)	(0.72)	(0.44)	(0.28)	(0.37)
Net asset value, end of period	$14.32		$15.56	$11.49	$13.20	$10.34	$10.56
Total Return(b):	(3.89)%		38.04%	(7.73)%	33.02%	0.51%	9.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$282,670		$226,286	$29,056	$6,366	$65	$154
Average net assets (000)	$254,369		$126,992	$14,227	$1,621	$145	$148
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.96	%(e)	1.04%	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	0.96	%(e)	1.04%	1.61%	2.85%	14.17%	4.35%
Net investment income (loss)	0.98	%(e)	0.92%	1.40%	1.48%	2.07%	1.43%
Portfolio turnover rate(f)	60%		165%	313%	242%	202%	142%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.31		$11.31	$13.00	$10.19	$10.40	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.15	0.18	0.18	0.20	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.65)		4.11	(1.15)	3.07	(0.13)	0.75
Total from investment operations	(0.57)		4.26	(0.97)	3.25	0.07	0.89
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.26)	(0.46)	(0.24)	(0.28)	(0.14)
Distributions from net realized gains	(0.46)		-	(0.26)	(0.20)	-	(0.23)
Total dividends and distributions	(0.66)		(0.26)	(0.72)	(0.44)	(0.28)	(0.37)
Net asset value, end of period	$14.08		$15.31	$11.31	$13.00	$10.19	$10.40
Total Return(b):	(3.90)%		38.10%	(7.70)%	33.02%	0.62%	9.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98,469		$93,853	$15,686	$17,138	$5,970	$5,932
Average net assets (000)	$98,580		$57,833	$16,060	$8,739	$6,039	$5,687
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.94%	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.94%	1.42%	2.25%	3.07%	4.02%
Net investment income (loss)	1.06	%(e)	1.06%	1.56%	1.56%	1.89%	1.42%
Portfolio turnover rate(f)	60%		165%	313%	242%	202%	142%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Select Real Estate Fund	21

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Select Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate, and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively referred to herein as the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.80% on average daily net assets up to and including $1 billion;	0.80%
0.78% on the next $2 billion of average daily net assets;
0.76% on the next $2 billion of average daily net assets;
0.75% on the next $5 billion of average daily net assets;
0.74% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

26

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.30%
C	2.05
Z	1.05
R6	1.05

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$40,658	$—
C	—	92

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Select Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$303,543,910	$216,982,132

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$2,866,302	$35,146,155	$38,012,457	$—	$ —	$—	—	$1,075

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$ —	$ 6,651,506	$ 6,651,046	$—	$(460)	$—	—	$ 161	(2)
$2,866,302	$41,797,661	$44,663,503	$—	$(460)	$—		$1,236

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$387,111,075	$30,758,110	$(17,119,778)	$13,638,332

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Select Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	212,804	22.0%
C	1,275	0.8
R6	1,418,856	20.3

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	79.9

30

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	598,003	$8,916,787
Shares issued in reinvestment of dividends and distributions	23,543	351,769
Shares purchased	(87,565)	(1,296,627)
Net increase (decrease) in shares outstanding before conversion	533,981	7,971,929
Shares issued upon conversion from other share class(es)	100	1,476
Shares purchased upon conversion into other share class(es)	(757)	(11,668)
Net increase (decrease) in shares outstanding	533,324	$7,961,737

Year ended October 31, 2021:
Shares sold	198,267	$2,874,733
Shares issued in reinvestment of dividends and distributions	5,277	69,387
Shares purchased	(94,647)	(1,279,321)
Net increase (decrease) in shares outstanding before conversion	108,897	1,664,799
Shares issued upon conversion from other share class(es)	183	2,546
Shares purchased upon conversion into other share class(es)	(13,661)	(205,052)
Net increase (decrease) in shares outstanding	95,419	$1,462,293

Class C
Six months ended April 30, 2022:
Shares sold	94,413	$1,408,558
Shares issued in reinvestment of dividends and distributions	5,935	87,542
Shares purchased	(39,054)	(574,496)
Net increase (decrease) in shares outstanding before conversion	61,294	921,604
Shares purchased upon conversion into other share class(es)	(240)	(3,404)
Net increase (decrease) in shares outstanding	61,054	$918,200

Year ended October 31, 2021:
Shares sold	71,343	$998,329
Shares issued in reinvestment of dividends and distributions	443	5,538
Shares purchased	(13,215)	(175,530)
Net increase (decrease) in shares outstanding before conversion	58,571	828,337
Shares purchased upon conversion into other share class(es)	(5,162)	(65,704)
Net increase (decrease) in shares outstanding	53,409	$762,633

PGIM Select Real Estate Fund	31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2022:
Shares sold	6,325,666	$93,760,772
Shares issued in reinvestment of dividends and distributions	659,654	9,869,874
Shares purchased	(1,794,375)	(26,648,871)
Net increase (decrease) in shares outstanding before conversion	5,190,945	76,981,775
Shares issued upon conversion from other share class(es)	970	14,781
Net increase (decrease) in shares outstanding	5,191,915	$76,996,556

Year ended October 31, 2021:
Shares sold	13,350,960	$186,168,605
Shares issued in reinvestment of dividends and distributions	121,767	1,696,608
Shares purchased	(1,477,815)	(21,446,422)
Net increase (decrease) in shares outstanding before conversion	11,994,912	166,418,791
Shares issued upon conversion from other share class(es)	19,401	280,074
Net increase (decrease) in shares outstanding	12,014,313	$166,698,865

Class R6
Six months ended April 30, 2022:
Shares sold	2,513,797	$37,562,579
Shares issued in reinvestment of dividends and distributions	306,800	4,513,402
Shares purchased	(1,957,420)	(28,764,208)
Net increase (decrease) in shares outstanding before conversion	863,177	13,311,773
Shares purchased upon conversion into other share class(es)	(78)	(1,185)
Net increase (decrease) in shares outstanding	863,099	$13,310,588

Year ended October 31, 2021:
Shares sold	5,802,725	$79,850,314
Shares issued in reinvestment of dividends and distributions	67,943	918,300
Shares purchased	(1,126,477)	(16,354,591)
Net increase (decrease) in shares outstanding before conversion	4,744,191	64,414,023
Shares purchased upon conversion into other share class(es)	(877)	(11,864)
Net increase (decrease) in shares outstanding	4,743,314	$64,402,159

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

32

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $10,189,000, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $13,822,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected

PGIM Select Real Estate Fund	33

Notes to Financial Statements  (unaudited) (continued)

to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

34

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant

PGIM Select Real Estate Fund	35

Notes to Financial Statements (unaudited) (continued)

negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their

36

exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM Select Real Estate Fund	37

Notes to Financial Statements  (unaudited) (continued)

10.   Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Select Real Estate Fund	39

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SREAX	SRECX	SREZX	SREQX

CUSIP	74441J811	74441J795	74441J779	74441J787

MF223E2

PGIM INTERNATIONAL BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM International Bond Fund

June 15, 2022

PGIM International Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22	Average Annual Total Returns as of 4/30/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-13.72	-16.86	0.28	0.80 (12/14/2016)

Class C	-14.15	-15.64	0.16	0.64 (12/14/2016)

Class Z	-13.67	-13.86	1.23	1.70 (12/14/2016)

Class R6	-13.54	-13.71	1.27	1.75 (12/14/2016)

Bloomberg Global Aggregate ex-USD (USD Hedged) Index

	-5.39	-5.28	1.74	1.80

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg Global Aggregate ex-USD (USD Hedged) Index—The Bloomberg Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, with index components for the Pan-European Aggregate and the Asian-Pacific Aggregate excluding US dollar-denominated components.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM International Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.31	2.73	-0.54

Class C	0.28	2.06	-6.80

Class Z	0.33	3.19	1.71

Class R6	0.33	3.24	2.67

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/22 (%)

AAA	6.0

AA	5.7

A	15.9

BBB	40.2

BB	12.4

B	6.2

CCC	0.8

Not Rated	2.0

Cash/Cash Equivalents	10.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM International Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM International Bond Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 862.80	0.99%	$4.57

	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Class C	Actual	$1,000.00	$ 858.50	1.74%	$8.02

	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class Z	Actual	$1,000.00	$ 863.30	0.63%	$2.91

	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Class R6	Actual	$1,000.00	$ 864.60	0.58%	$2.68

	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 91.2%

ASSET-BACKED SECURITIES 4.3%

Cayman Islands 3.3%

HPS Loan Management Ltd.,
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.203%(c)	04/20/34		500	$497,031
Mountain View CLO Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.294(c)	10/15/34		250	247,677
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.303(c)	07/20/30		222	221,271

					965,979

United States 1.0%

Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		100	98,491
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	3.026(cc)	01/16/46		65	63,658
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	3.468(c)	06/25/24		150	147,168

					309,317

TOTAL ASSET-BACKED SECURITIES (cost $1,287,943)					1,275,296

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.8%

Canada 0.1%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	23	16,682

Ireland 1.2%

Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	2.108(c)	08/17/31	GBP	97	121,759

See Notes to Financial Statements.

PGIM International Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Taurus DAC, (cont’d.)
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	2.358%(c)	08/17/31	GBP	97	$120,941
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	96	121,037

					363,737

United Kingdom 0.9%

Salus European Loan Conduit DAC,
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.713(c)	01/23/29	GBP	200	251,474

United States 4.6%

BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.204(c)	10/15/36		255	248,912
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	3.320(c)	11/15/37		98	97,227
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.681(cc)	05/25/30		399	40,525
Series K113, Class X1, IO	1.490(cc)	06/25/30		1,155	104,001
Series KG03, Class X1, IO	1.483(cc)	06/25/30		1,290	114,684
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		250	181,241
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		300	271,160
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.754(c)	01/15/36		100	98,367
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.304(c)	01/15/36		100	98,303
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.954(c)	05/15/31		100	98,222

					1,352,642

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,120,019)					1,984,535

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 29.1%

Australia 0.4%

Transurban Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, EMTN	2.000%	08/28/25	EUR	100	$106,588

Belgium 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	4.900	02/01/46		60	59,172

Brazil 0.4%

Petrobras Global Finance BV,
Gtd. Notes	6.625	01/16/34	GBP	100	125,308

Bulgaria 0.3%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	84,907

China 0.3%

Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		84	81,134

France 2.2%

Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	90,099
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	98,922
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	90,100
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	102,109
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	99,096
SNCF Reseau,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	82,628
Verallia SA,
Gtd. Notes	1.625	05/14/28	EUR	100	95,033

					657,987

Germany 2.6%

Allianz SE,
Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	214,147
Techem Verwaltungsgesellschaft 674 mbH,
Sr. Sec’d. Notes	6.000	07/30/26	EUR	88	91,297

See Notes to Financial Statements.

PGIM International Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)

TK Elevator Holdco GmbH,
Sr. Unsec’d. Notes, 144A	6.625%	07/15/28	EUR	90	$86,847
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	97,750
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	105,516
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	158,646

					754,203

Hong Kong 0.8%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	100	99,449
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	142,732

					242,181

Hungary 0.4%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	103,375

Iceland 0.4%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	0.000(cc)	07/24/26	EUR	100	103,921

India 0.3%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	102,731

Indonesia 0.3%

Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	88,570

Italy 1.0%

Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	111,727
Nexi SpA,
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	180,157

					291,884

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Kazakhstan 0.5%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250%	12/05/23	CHF	50	$42,657
Gtd. Notes	3.638	06/20/22	CHF	100	99,258

					141,915

Luxembourg 1.3%

ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	87,277
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	87,277
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	195,545

					370,099

Mexico 1.3%

Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	200,207
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	192,588

					392,795

Netherlands 2.0%

Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	67,081
OCI NV,
Sr. Sec’d. Notes	3.625	10/15/25	EUR	135	145,547
United Group BV,
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	187,668
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	200	175,649

					575,945

Peru 0.3%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.963(s)	06/02/25		97	91,457

Poland 0.9%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	255,424

See Notes to Financial Statements.

PGIM International Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia 0.4%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450%	03/06/23		CHF	200	$61,681
Sr. Unsec’d. Notes	2.500	03/21/26		EUR	200	58,022
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	(d)	CHF	100	5,140
Sr. Unsec’d. Notes	7.487	03/25/31		GBP	100	6,287

						131,130

Spain 0.4%

Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33		EUR	100	82,855
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26	(d)	EUR	35	39,567

						122,422

Supranational Bank 0.4%

European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22		IDR	408,000	28,253
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45		CAD	100	95,584

						123,837

United Arab Emirates 1.0%

Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24		EUR	100	108,162
DP World PLC,
Sr. Unsec’d. Notes	4.250	09/25/30		GBP	100	128,507
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28		AUD	100	70,894

						307,563

United Kingdom 5.0%

Barclays PLC,
Sub. Notes, EMTN	2.000(ff)	02/07/28		EUR	100	105,487
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26		GBP	100	110,272
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27		GBP	100	104,763

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Co-operative Group Ltd.,
Sr. Unsec’d. Notes	5.125%	05/17/24	GBP	100	$121,881
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	103,132
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	103,132
HSBC Holdings PLC,
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	200	141,837
InterContinental Hotels Group PLC,
Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	209,877
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	111,913
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	120,622
Tesco PLC,
Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	102,725
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	122,995

					1,458,636

United States 6.0%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	103,547
American Medical Systems Europe BV,
Gtd. Notes	1.625	03/08/31	EUR	100	98,328
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	150	141,507
Avantor Funding, Inc.,
Sr. Sec’d. Notes	2.625	11/01/25	EUR	150	154,456
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	104,046
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		30	23,380
Citigroup, Inc.,
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	127,512
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	100	102,157
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	13,150
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.388(s)	01/21/27	ITL(jj)	50,000	23,949

See Notes to Financial Statements.

PGIM International Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.875%	03/06/30	EUR	100	$99,836
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,858
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.375	04/24/30	GBP	150	168,166
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,471
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,447
Spectrum Brands, Inc.,
Gtd. Notes	4.000	10/01/26	EUR	100	104,023
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	107,366
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	100	86,118
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	97,039
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,333
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	50,309
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	106,661

					1,766,659

TOTAL CORPORATE BONDS (cost $10,245,796)					8,539,843

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.8%

Bermuda 0.4%

Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.039(c)	03/25/31		121	121,035

Ireland 0.2%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555(c)	07/30/75	EUR	62	65,583

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States 1.2%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	5.539%(c)	03/25/42		10	$9,943
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.289(c)	11/25/50		10	9,714
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.889(c)	11/25/50		45	45,407
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	3.151(c)	04/25/42		30	30,054
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		75	74,598
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513(c)	12/25/22		87	87,069
PNMAC GMSR Issuer Trust,
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	3.318(c)	08/25/25		100	99,070

					355,855

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $552,556)					542,473

SOVEREIGN BONDS 49.2%

Belgium 1.6%

Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 73, 144A, Series 73	3.000	06/22/34	EUR	400	487,266

Brazil 1.5%

Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		35	35,737
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		390	395,599

					431,336

See Notes to Financial Statements.

PGIM International Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Bulgaria 0.4%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	115	$120,898

Canada 0.7%

City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	73,835
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	100	72,506
Province of Saskatchewan,
Unsec’d. Notes	2.750	12/02/46	CAD	100	64,269

					210,610

China 4.3%

China Government Bond,
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	160,426
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	500	80,646
China Government International Bond,
Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	91,253
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	928,001

					1,260,326

Colombia 2.2%

Colombia Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	637,473

Croatia 0.7%

Croatia Government International Bond,
Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	215,210

Cyprus 2.2%

Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	208,675
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	216,262
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	212,025

					636,962

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

France 0.3%

Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680%	03/09/29	CAD	100	$82,274

Greece 2.8%

Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	744	664,121
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	110	76,925
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	71,146

					812,192

Hong Kong 0.3%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	83,674

Hungary 0.3%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	86,275

Indonesia 3.6%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	97,827
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	91,253
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	304,578
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	209,466
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	149,005
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	221,692

					1,073,821

Israel 0.7%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	207,875

Italy 8.2%

Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	140,571
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	145	128,412
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	340	377,795
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	88	90,337

See Notes to Financial Statements.

PGIM International Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.643%(s)	02/20/31	EUR	134	$107,815
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	182,426
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	69,158
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	297,379
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,002,367

					2,396,260

Kazakhstan 0.4%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	111,614

Lithuania 0.4%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	100	108,816

Mexico 1.3%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	85,578
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	289,922

					375,500

New Zealand 0.1%

New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	46,461

Peru 1.6%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	106,991
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	333,542
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	23,181

					463,714

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines 1.3%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700%	02/03/29	EUR	300	$281,198
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	98,902

					380,100

Portugal 3.6%

Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	90,385
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	674,220
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	150	207,007
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	74,872

					1,046,484

Romania 1.3%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	120	114,493
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	91,330
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	43,648
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	89,199
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	33,398

					372,068

Russia 0.2%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	52,747

Saudi Arabia 0.4%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	113,777

Serbia 0.8%

Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	236,952

Spain 6.9%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	75,839

See Notes to Financial Statements.

PGIM International Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Instituto de Credito Oficial,
Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	1,000	$101,901
Spain Government Bond,
Bonds, 144A	5.150	10/31/28(k)	EUR	185	239,765
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	24,168
Sr. Unsec’d. Notes, 144A	1.000	10/31/50(k)	EUR	310	228,527
Sr. Unsec’d. Notes, 144A	1.400	04/30/28(k)	EUR	70	73,832
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	325	331,200
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	60,715
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	895,792

					2,031,739

Ukraine 0.3%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	300	101,275

United Kingdom 0.8%

Transport for London,
Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	130,774
United Kingdom Gilt,
Bonds	0.625	07/31/35	GBP	70	73,274
Bonds	4.250	12/07/46	GBP	20	35,537

					239,585

TOTAL SOVEREIGN BONDS (cost $17,150,980)					14,423,284

TOTAL LONG-TERM INVESTMENTS (cost $31,357,294)					26,765,431

See Notes to Financial Statements.

22

Description	Shares	Value
SHORT-TERM INVESTMENTS 4.3%

UNAFFILIATED FUND 4.2%
Dreyfus Government Cash Management (Institutional Shares)
(cost $1,229,954)	1,229,954	$1,229,954

OPTIONS PURCHASED*~ 0.1%
(cost $6,300)		18,675

TOTAL SHORT-TERM INVESTMENTS
(cost $1,236,254)		1,248,629

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 95.5%
(cost $32,593,548)		28,014,060

OPTIONS WRITTEN*~ (0.1)%
(premiums received $7,500)		(21,513)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 95.4%
(cost $32,586,048)		27,992,547
Other assets in excess of liabilities(z) 4.6%		1,344,804

NET ASSETS 100.0%		$29,337,351

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

See Notes to Financial Statements.

PGIM International Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

THB—Thai Baht

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HICP—Harmonised Index of Consumer Prices

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

THBFIX—Thai Baht Interest Rate Fixing

TONAR—Tokyo Overnight Average Rate

USOIS—United States Overnight Index Swap

See Notes to Financial Statements.

24

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	1,875	$105
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	1,875	18,570

Total Options Purchased (cost $6,300)									$18,675

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q	)	1.13%(S)	500	$(485)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)		3 Month LIBOR(Q)	500	(21,028)

Total Options Written (premiums received $7,500)									$(21,513)

See Notes to Financial Statements.

PGIM International Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Futures contracts outstanding at April 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
11	2 Year U.S. Treasury Notes	Jun. 2022	$2,318,937	$(13,735)
2	10 Year Canadian Government Bonds	Jun. 2022	196,723	(14,761)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	320,875	(16,112)
8	Euro-OAT	Jun. 2022	1,230,831	(80,014)

				(124,622)

Short Positions:
3	3 Month CME SOFR	Jun. 2022	746,081	4,063
25	5 Year Euro-Bobl	Jun. 2022	3,354,214	147,214
6	5 Year U.S. Treasury Notes	Jun. 2022	676,031	(2,869)
37	10 Year Euro-Bund	Jun. 2022	5,995,102	372,291
6	10 Year U.K. Gilt	Jun. 2022	893,594	22,783
10	10 Year U.S. Treasury Notes	Jun. 2022	1,191,563	8,075
4	10 Year U.S. Ultra Treasury Notes	Jun. 2022	516,000	21,135
20	British Pound Currency	Jun. 2022	1,574,875	64,782
143	Euro Currency	Jun. 2022	18,927,837	590,072
23	Euro Schatz Index	Jun. 2022	2,672,542	28,803

				1,256,349

				$1,131,727

Forward foreign currency exchange contracts outstanding at April 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	26	$18,266	$18,162	$—	$(104)
Brazilian Real,
Expiring 05/03/22	Citibank, N.A.	BRL	279	59,384	56,311	—	(3,073)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	1,501	309,558	303,215	—	(6,343)
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	41	8,392	8,244	—	(148)
Expiring 06/02/22	Citibank, N.A.	BRL	1,485	312,974	296,923	—	(16,051)
British Pound,
Expiring 05/06/22	HSBC Bank PLC	GBP	1,271	1,616,984	1,597,968	—	(19,016)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	243	315,834	305,052	—	(10,782)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	64	80,165	80,273	108	—
Canadian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	44	34,211	34,032	—	(179)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	88,759	$109,141	$103,084	$—	$(6,057)
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	359	53,962	53,892	—	(70)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	220	34,607	32,986	—	(1,621)
Colombian Peso,
Expiring 06/15/22	BNP Paribas S.A.	COP	154,780	40,234	38,794	—	(1,440)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	139,095	36,243	34,863	—	(1,380)
Euro,
Expiring 05/06/22	Bank of America, N.A.	EUR	108	118,445	113,550	—	(4,895)
Expiring 05/06/22	HSBC Bank PLC	EUR	163	176,282	172,530	—	(3,752)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	563	607,845	594,214	—	(13,631)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	39	44,021	41,617	—	(2,404)
Expiring 06/02/22	HSBC Bank PLC	EUR	123	130,842	129,614	—	(1,228)
Expiring 06/02/22	Morgan Stanley & Co. International PLC	EUR	169	177,932	178,528	596	—
Expiring 06/02/22	The Toronto-Dominion Bank	EUR	541	578,445	571,314	—	(7,131)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	218	231,404	231,455	51	—
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	36,173	102,487	99,772	—	(2,715)
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	32	9,959	9,657	—	(302)
Expiring 06/15/22	HSBC Bank PLC	ILS	86	26,903	25,725	—	(1,178)
Japanese Yen,
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	17,440	136,083	134,417	—	(1,666)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	JPY	25,474	201,058	196,339	—	(4,719)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	JPY	7,343	57,997	56,598	—	(1,399)
Mexican Peso,
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	569	27,774	27,612	—	(162)
New Zealand Dollar,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NZD	28	18,017	17,916	—	(101)
Norwegian Krone,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	533	60,507	56,854	—	(3,653)
Polish Zloty,
Expiring 07/19/22	Goldman Sachs International	PLN	114	25,337	25,353	16	—

See Notes to Financial Statements.

PGIM International Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/22	HSBC Bank PLC	PLN	188	$43,527	$41,906	$—	$(1,621)
Expiring 07/19/22	HSBC Bank PLC	PLN	159	36,582	35,412	—	(1,170)
Singapore Dollar,
Expiring 06/15/22	HSBC Bank PLC	SGD	26	19,337	18,923	—	(414)
South African Rand,
Expiring 06/15/22	HSBC Bank PLC	ZAR	313	20,974	19,693	—	(1,281)
South Korean Won,
Expiring 06/15/22	Barclays Bank PLC	KRW	30,964	25,468	24,515	—	(953)
Expiring 06/15/22	Citibank, N.A.	KRW	28,440	23,147	22,516	—	(631)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	KRW	19,133	15,177	15,147	—	(30)
Swiss Franc,
Expiring 07/19/22	BNP Paribas S.A.	CHF	35	35,730	35,663	—	(67)
Thai Baht,
Expiring 06/15/22	BNP Paribas S.A.	THB	663	19,359	19,377	18	—

				$6,000,594	$5,880,016	789	(121,367)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	402	$299,168	$284,232	$14,936	$—
Brazilian Real,
Expiring 05/03/22	BNP Paribas S.A.	BRL	180	38,722	36,292	2,430	—
Expiring 05/03/22	BNP Paribas S.A.	BRL	156	32,200	31,584	616	—
Expiring 05/03/22	Citibank, N.A.	BRL	1,485	315,924	299,894	16,030	—
British Pound,
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	1,513	1,996,521	1,903,020	93,501	—
Expiring 06/06/22	HSBC Bank PLC	GBP	1,271	1,616,936	1,598,032	18,904	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	680	538,922	529,381	9,541	—
Chilean Peso,
Expiring 06/15/22	Citibank, N.A.	CLP	16,028	20,000	18,615	1,385	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	67,160	85,215	77,999	7,216	—
Chinese Renminbi,
Expiring 05/23/22	Citibank, N.A.	CNH	527	82,288	79,107	3,181	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	9,686	1,516,592	1,455,264	61,328	—

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 05/06/22	Deutsche Bank AG	EUR	77	$83,975	$81,594	$2,381	$—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	86	95,909	90,558	5,351	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	62	67,607	65,278	2,329	—
Expiring 05/06/22	The Toronto-Dominion Bank	EUR	541	577,770	570,593	7,177	—
Expiring 05/06/22	The Toronto-Dominion Bank	EUR	108	119,278	113,888	5,390	—
Hong Kong Dollar,
Expiring 05/23/22	BNP Paribas S.A.	HKD	1,026	131,620	130,871	749	—
Indonesian Rupiah,
Expiring 06/15/22	Goldman Sachs International	IDR	2,724,990	190,107	186,446	3,661	—
Japanese Yen,
Expiring 05/06/22	Deutsche Bank AG	JPY	5,807	47,395	44,757	2,638	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	JPY	44,451	365,036	342,597	22,439	—
Expiring 06/02/22	JPMorgan Chase Bank, N.A.	JPY	17,440	136,196	134,544	1,652	—
Expiring 07/19/22	HSBC Bank PLC	JPY	2,041	15,798	15,781	17	—
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	79	53,832	50,898	2,934	—
Peruvian Nuevo Sol,
Expiring 06/15/22	BNP Paribas S.A.	PEN	93	24,450	24,005	445	—
Singapore Dollar,
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	30	22,058	21,703	355	—
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	335	22,059	21,078	981	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	281	18,154	17,685	469	—
Expiring 06/15/22	Barclays Bank PLC	ZAR	187	12,070	11,758	312	—
Expiring 06/15/22	Citibank, N.A.	ZAR	335	21,994	21,078	916	—
Swedish Krona,
Expiring 07/19/22	Bank of America, N.A.	SEK	1,008	106,882	102,887	3,995	—
Swiss Franc,
Expiring 07/19/22	Barclays Bank PLC	CHF	260	279,442	268,127	11,315	—

				$8,934,120	$8,629,546	304,574	—

						$305,363	$(121,367)

See Notes to Financial Statements.

PGIM International Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	110	$54,236	$55,195	$(959)	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	110	54,236	54,181	55	Barclays Bank PLC
Russian Federation	12/20/31	1.000%(Q)	300	195,650	203,872	(8,222)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	120	78,260	54,305	23,955	HSBC Bank PLC

				$382,382	$367,553	$14,829

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Devon Energy Corp.	06/20/22	1.000%(Q)		150	0.511%	$277	$117	$160	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)		100	0.773%	694	248	446	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	60	0.487%	286	363	(77)	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		30	0.941%	350	149	201	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		110	0.266%	245	107	138	Morgan Stanley & Co. International PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)		110	*	539	(2,017)	2,556	Citibank, N.A.
Halliburton Co.	12/20/26	1.000%(Q)		30	0.871%	202	267	(65)	Goldman Sachs International
Hellenic Republic	12/20/27	1.000%(Q)		140	1.601%	(4,072)	520	(4,592)	Barclays Bank PLC
HESS Corp.	06/20/22	1.000%(Q)		200	0.407%	398	181	217	Goldman Sachs International
Naturgy Energy Group S.A.	06/20/22	1.000%(Q)	EUR	200	0.504%	398	286	112	Goldman Sachs International
Republic of Estonia	12/20/26	1.000%(Q)		20	0.657%	321	176	145	JPMorgan Chase Bank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)		450	0.434%	880	(76)	956	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)		220	0.318%	1,960	(322)	2,282	Citibank, N.A.

See Notes to Financial Statements.

30

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	06/20/27	1.000%(Q)	100	0.169%	$4,128	$1,293	$2,835	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	0.338%	3,037	(4,468)	7,505	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.965%	177	—	177	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.379%	203	24	179	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	80	1.128%	(346)	214	(560)	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.170%	1,466	(18)	1,484	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.350%	(1,803)	(7,057)	5,254	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	126.719%	(59,905)	2,346	(62,251)	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	93.392%	(18,761)	(211)	(18,550)	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	85	87.604%	(53,671)	(1,292)	(52,379)	Barclays Bank PLC
Russian Federation	12/20/30	1.000%(Q)	300	45.176%	(195,162)	(204,254)	9,092	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	120	45.176%	(78,065)	(54,498)	(23,567)	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	80	0.894%	422	769	(347)	Goldman Sachs International
State of Illinois	12/20/22	1.000%(Q)	100	0.455%	466	(507)	973	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	0.682%	915	(2,622)	3,537	Goldman Sachs International
Teck Resources Ltd.	06/20/26	5.000%(Q)	100	1.219%	15,111	15,547	(436)	Barclays Bank PLC

					$(379,310)	$(254,735)	$(124,575)

See Notes to Financial Statements.

PGIM International Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Credit default swap agreements outstanding at April 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.XO.36.V1	12/20/26	5.000%(Q)	EUR	1,000	4.004%	$101,832	$47,817	$(54,015)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	2.547%	$9,616	$12,744	$(3,128)	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

See Notes to Financial Statements.

32

referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2022:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$8,992	$—	$8,992

Inflation swap agreements outstanding at April 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$9,396	$9,396
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(18,508)	(18,508)

				$—	$(9,112)	$(9,112)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$4,616	$4,616
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	25,683	(11,432)	(37,115)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	(2,687)	(2,684)
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(3)	(3,753)	(3,750)
BRL	6,910	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(172,764)	(172,764)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(5,431)	(5,431)
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(29,947)	(29,947)
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	17,079	17,079
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	27,023	27,023

See Notes to Financial Statements.

PGIM International Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	$—	$15,490	$15,490
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,391	6,391
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(38,843)	(38,843)
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(39,243)	(39,243)
BRL	991	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(37,771)	(37,771)
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(50,944)	(50,944)
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)	(1)	(29,836)	(29,835)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	1,306	(4,258)	(5,564)
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(7,178)	(21,288)	(14,110)
CHF	140	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(634)	(7,753)	(7,119)
CHF	80	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(481)	(6,239)	(5,758)
CLP	22,700	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(7,294)	(7,294)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	1,663	1,666
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,686	1,687
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,860	2,860
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	5,158	5,156
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	4,984	4,987
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	5,444	5,445
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	5,925	5,931
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,243	3,243
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	1,882	1,889
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	2,059	2,061
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(4,826)	(4,828)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	4,919	4,925
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	23	12,660	12,637
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	2,714	2,719
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(26,805)	(26,805)
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	7,548	(26,713)	(34,261)
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)	(5,079)	(24,827)	(19,748)

See Notes to Financial Statements.

34

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	620	05/11/22	(0.250)%(A)	1 Day EuroSTR(2)(A)	$(81)	$2,144	$2,225
EUR	3,205	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(61,304)	(61,304)
EUR	2,125	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(78,986)	(78,986)
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(29,414)	(29,414)
EUR	171	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(77)	(20,937)	(20,860)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,725)	(113,275)	(44,550)
EUR	81	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(4,267)	(4,267)
EUR	165	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	7,313	7,313
EUR	100	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	10,891	10,891
EUR	100	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(11,542)	(11,542)
EUR	242	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	25,063	25,063
EUR	242	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(26,666)	(26,666)
EUR	83	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(1,907)	(1,907)
GBP	60	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	1,520	1,340	(180)
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,076	(3,422)	(5,498)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	9,076	(13,276)	(22,352)
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)	(3,959)	(30,035)	(26,076)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	123,036	(56,448)	(179,484)
GBP	50	05/08/47	1.250%(A)	1 Day SONIA(1)(A)	2,883	5,769	2,886
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(1)	(30,581)	(30,580)
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	(32,496)	(32,496)
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(33,707)	(33,707)
JPY	100,000	05/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3)	206	209
JPY	100,000	05/12/22	0.000%(A)	1 Day TONAR(1)(A)	150	(167)	(317)
JPY	90,000	05/24/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(2)	188	190
JPY	90,000	05/24/22	0.000%(A)	1 Day TONAR(1)(A)	131	(139)	(270)
JPY	57,765	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	114	114
JPY	57,765	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	81	(82)	(163)

See Notes to Financial Statements.

PGIM International Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	301,250	06/20/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	$(209)	$571	$780
JPY	301,250	06/20/22	0.000%(A)	1 Day TONAR(1)(A)	433	(240)	(673)
JPY	115,000	06/22/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(80)	204	284
JPY	45,000	06/22/22	0.000%(A)	1 Day TONAR(1)(A)	58	(52)	(110)
JPY	70,000	06/22/22	0.000%(A)	1 Day TONAR(1)(A)	89	(83)	(172)
JPY	46,500	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(37)	6	43
JPY	46,500	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	61	(30)	(91)
JPY	301,250	12/20/24	0.126%(S)	1 Day TONAR(2)(S)	(1,104)	44	1,148
JPY	46,500	07/04/28	0.282%(S)	1 Day TONAR(2)(S)	(426)	402	828
JPY	100,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	4	(14,267)	(14,271)
JPY	57,765	12/03/28	0.200%(S)	1 Day TONAR(2)(S)	(10)	(2,530)	(2,520)
JPY	70,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)	(1,698)	4,117	5,815
JPY	95,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)	(1,944)	7,292	9,236
JPY	35,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(197)	(21,433)	(21,236)
JPY	45,000	12/22/41	0.731%(S)	1 Day TONAR(2)(S)	(1,261)	728	1,989
JPY	90,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)	(243)	10,757	11,000
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	(4,831)	(4,831)
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	(20,332)	(20,332)
MXN	6,545	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(11)	(33,257)	(33,246)
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	89	(7,862)	(7,951)
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	688	(7,441)	(8,129)
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	625	(2,647)	(3,272)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	(3,756)	(3,756)
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,295	(2,090)	(3,385)
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	(7,649)	(7,649)
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(8,310)	(8,310)
NZD	220	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	2,218	(19,166)	(21,384)
PLN	330	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	(9,793)	(9,793)
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	(33,243)	(33,243)
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(11,157)	(11,157)
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(18,090)	(18,090)
SGD	250	07/29/31	1.120%(S)	1 Day SORA(2)(S)	—	(22,209)	(22,209)
THB	4,200	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(14,520)	(14,520)
	1,160	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	—	1,853	1,853
	680	11/09/22	0.050%(A)	1 Day USOIS(1)(A)	—	6,138	6,138
	4,000	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	34,003	34,003
	3,165	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	120,692	120,692

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	2,754	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	$—	$106,306	$106,306
	247	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	20,329	20,329
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	4,582	4,576
ZAR	11,910	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(118)	(58,469)	(58,351)
ZAR	830	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(6)	(2,470)	(2,464)

					$85,478	$(930,384)	$(1,015,862)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$1,942	$(1)	$1,943	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(3,670)	—	(3,670)	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(10,020)	—	(10,020)	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	(7,627)	—	(7,627)	Morgan Stanley & Co. International PLC
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(5,482)	—	(5,482)	Morgan Stanley &Co. International PLC
ILS	200	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(4,878)	—	(4,878)	Morgan Stanley &Co. International PLC
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	646	—	646	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	(489)	—	(489)	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(15,737)	(4)	(15,733)	Goldman Sachs International
ILS	800	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(24,541)	—	(24,541)	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	(36,949)	(9)	(36,940)	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	4,202	(2)	4,204	Citibank, N.A.

See Notes to Financial Statements.

PGIM International Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Interest rate swap agreements outstanding at April 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	$(2,464)	$—	$(2,464)	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	(3,139)	—	(3,139)	Morgan Stanley & Co. International PLC
MYR	100	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)	(706)	(1)	(705)	Citibank, N.A.
THB	5,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(4,369)	1	(4,370)	HSBC Bank PLC
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	(1,572)	—	(1,572)	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(15,687)	(24)	(15,663)	Citibank, N.A.
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	19,122	20	19,102	Citibank, N.A.

					$(111,418)	$(20)	$(111,398)

(1)	The Fund pays the fixed rate and receives the floating rate.

(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$402,925	$(277,383)	$97,146	$(312,426)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$814,349
J.P. Morgan Securities LLC	870,000	—

Total	$870,000	$814,349

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

38

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$965,979	$—
United States	—	309,317	—
Commercial Mortgage-Backed Securities
Canada	—	16,682	—
Ireland	—	363,737	—
United Kingdom	—	251,474	—
United States	—	1,352,642	—
Corporate Bonds
Australia	—	106,588	—
Belgium	—	59,172	—
Brazil	—	125,308	—
Bulgaria	—	84,907	—
China	—	81,134	—
France	—	657,987	—
Germany	—	754,203	—
Hong Kong	—	242,181	—
Hungary	—	103,375	—
Iceland	—	103,921	—
India	—	102,731	—
Indonesia	—	88,570	—
Italy	—	291,884	—
Kazakhstan	—	141,915	—
Luxembourg	—	370,099	—
Mexico	—	392,795	—
Netherlands	—	575,945	—
Peru	—	91,457	—
Poland	—	255,424	—
Russia	—	131,130	—
Spain	—	122,422	—
Supranational Bank	—	123,837	—
United Arab Emirates	—	307,563	—
United Kingdom	—	1,458,636	—
United States	—	1,766,659	—
Residential Mortgage-Backed Securities
Bermuda	—	121,035	—
Ireland	—	65,583	—
United States	—	355,855	—
Sovereign Bonds
Belgium	—	487,266	—
Brazil	—	431,336	—
Bulgaria	—	120,898	—
Canada	—	210,610	—
China	—	1,260,326	—
Colombia	—	637,473	—
Croatia	—	215,210	—
Cyprus	—	636,962	—
France	—	82,274	—

See Notes to Financial Statements.

PGIM International Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Greece	$—	$812,192	$—
Hong Kong	—	83,674	—
Hungary	—	86,275	—
Indonesia	—	1,073,821	—
Israel	—	207,875	—
Italy	—	2,396,260	—
Kazakhstan	—	111,614	—
Lithuania	—	108,816	—
Mexico	—	375,500	—
New Zealand	—	46,461	—
Peru	—	463,714	—
Philippines	—	380,100	—
Portugal	—	1,046,484	—
Romania	—	372,068	—
Russia	—	52,747	—
Saudi Arabia	—	113,777	—
Serbia	—	236,952	—
Spain	—	2,031,739	—
Ukraine	—	101,275	—
United Kingdom	—	239,585	—
Short-Term Investments
Unaffiliated Fund	1,229,954	—	—
Options Purchased	—	18,675	—

Total	$1,229,954	$26,784,106	$—

Liabilities
Options Written	$—	$(21,513)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,259,218	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	305,363	—
OTC Credit Default Swap Agreements	—	424,473	—
OTC Currency Swap Agreement	—	8,992	—
Centrally Cleared Inflation Swap Agreement	—	9,396	—
Centrally Cleared Interest Rate Swap Agreements	—	499,716	—
OTC Interest Rate Swap Agreements	—	25,912	—

Total	$1,259,218	$1,273,852	$—

Liabilities
Futures Contracts	$(127,491)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(121,367)	—
Centrally Cleared Credit Default Swap Agreement	—	(54,015)	—
OTC Credit Default Swap Agreements	—	(411,785)	—
Centrally Cleared Inflation Swap Agreement	—	(18,508)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,515,578)	—
OTC Interest Rate Swap Agreements	—	(137,330)	—

Total	$(127,491)	$(2,258,583)	$—

See Notes to Financial Statements.

40

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Sovereign Bonds	49.2%
Commercial Mortgage-Backed Securities	6.8
Unaffiliated Fund	4.2
Banks	3.7
Collateralized Loan Obligations	3.3
Telecommunications	2.6
Oil & Gas	2.4
Electric	2.0
Foods	1.9
Residential Mortgage-Backed Securities	1.8
Commercial Services	1.7
Healthcare-Products	1.7
Insurance	1.4
Packaging & Containers	1.4
Transportation	1.1
Media	1.0
Auto Manufacturers	1.0
Lodging	0.7
Retail	0.7
Internet	0.7
Machinery-Diversified	0.6

Real Estate Investment Trusts (REITs)	0.6%
Diversified Financial Services	0.6
Entertainment	0.5
Other	0.5
Chemicals	0.5
Real Estate	0.5
Multi-National	0.4
Computers	0.4
Household Products/Wares	0.4
Consumer Loans	0.3
Engineering & Construction	0.3
Student Loan	0.2
Beverages	0.2
Semiconductors	0.1
Options Purchased	0.1

95.5
Options Written	(0.1)
Other assets in excess of liabilities	4.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2022 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM International Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$54,015*
Credit contracts	Premiums paid for OTC swap agreements	402,904		Premiums received for OTC swap agreements	277,342
Credit contracts	Unrealized appreciation on OTC swap agreements	62,259		Unrealized depreciation on OTC swap agreements	175,133
Foreign exchange contracts	Due from/to broker-variation margin futures	654,854*		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	305,363		Unrealized depreciation on OTC forward foreign currency exchange contracts	121,367
Interest rate contracts	Due from/to broker-variation margin futures	604,364	*	Due from/to broker-variation margin futures	127,491	*
Interest rate contracts	Due from/to broker-variation margin swaps	509,112	*	Due from/to broker-variation margin swaps	1,534,086	*
Interest rate contracts	Premiums paid for OTC swap agreements	21		Premiums received for OTC swap agreements	41
Interest rate contracts	Unaffiliated investments	18,675		Options written outstanding, at value	21,513
Interest rate contracts	Unrealized appreciation on OTC swap agreements	34,887		Unrealized depreciation on OTC swap agreements	137,293

		$2,592,439			$2,448,281

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(128,762)
Foreign exchange contracts	1,962,573	13,348	—
Interest rate contracts	60,147	—	(282,851)

Total	$2,022,720	$13,348	$(411,613)

See Notes to Financial Statements.

42

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(232,995)
Foreign exchange contracts	—	—	134,118	210,987	—
Interest rate contracts	12,229	(13,369)	301,632	—	(951,354)

Total	$12,229	$(13,369)	$435,750	$210,987	$(1,184,349)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 6,300
Options Written (2)	1,000,000
Futures Contracts - Long Positions (2)	5,520,302
Futures Contracts - Short Positions (2)	45,094,680
Forward Foreign Currency Exchange Contracts - Purchased (3)	7,137,873
Forward Foreign Currency Exchange Contracts - Sold (3)	11,488,976
Interest Rate Swap Agreements (2)	61,220,293
Credit Default Swap Agreements - Buy Protection (2)	293,793
Credit Default Swap Agreements - Sell Protection (2)	4,841,431
Currency Swap Agreements (2)	138,169
Inflation Swap Agreements (2)	851,253

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM International Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2022

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$16,754	$(16,420)	$334	$—	$334
Barclays Bank PLC	149,087	(82,389)	66,698	—	66,698
BNP Paribas S.A.	19,194	(1,507)	17,687	—	17,687
Citibank, N.A.	75,878	(81,352)	(5,474)	—	(5,474)
Credit Suisse International	350	—	350	—	350
Deutsche Bank AG	26,040	(83,764)	(57,724)	—	(57,724)
Goldman Sachs International	9,409	(43,389)	(33,980)	—	(33,980)
HSBC Bank PLC	310,146	(324,571)	(14,425)	—	(14,425)
JPMorgan Chase Bank, N.A.	66,881	(23,954)	42,927	—	42,927
Morgan Stanley & Co. International PLC	137,803	(68,212)	69,591	—	69,591
The Toronto-Dominion Bank	12,567	(7,131)	5,436	—	5,436

	$824,109	$(732,689)	$91,420	$—	$91,420

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

44

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $32,593,548)	$28,014,060
Cash	163
Foreign currency, at value (cost $302,184)	299,942
Cash segregated for counterparty - OTC	110,000
Deposit with broker for centrally cleared/exchange-traded derivatives	870,000
Premiums paid for OTC swap agreements	402,925
Unrealized appreciation on OTC forward foreign currency exchange contracts	305,363
Dividends and interest receivable	299,187
Receivable for investments sold	111,946
Unrealized appreciation on OTC swap agreements	97,146
Due from Manager	3,378
Receivable for Fund shares sold	2,372
Prepaid expenses	704

Total Assets	30,517,186

Liabilities

Unrealized depreciation on OTC swap agreements	312,426
Premiums received for OTC swap agreements	277,383
Payable for investments purchased	221,711
Unrealized depreciation on OTC forward foreign currency exchange contracts	121,367
Due to broker—variation margin futures	99,883
Accrued expenses and other liabilities	70,847
Due to broker—variation margin swaps	50,790
Options written outstanding, at value (premiums received $7,500)	21,513
Payable for Fund shares purchased	2,849
Trustees’ fees payable	702
Affiliated transfer agent fee payable	268
Distribution fee payable	96

Total Liabilities	1,179,835

Net Assets	$29,337,351

Net assets were comprised of:
Shares of beneficial interest, at par	$3,644
Paid-in capital in excess of par	34,875,711
Total distributable earnings (loss)	(5,542,004)

Net assets, April 30, 2022	$29,337,351

See Notes to Financial Statements.

PGIM International Bond Fund    45

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share, ($239,267 ÷ 29,726 shares of beneficial interest issued and outstanding)	$8.05
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.32

Class C

Net asset value, offering price and redemption price per share, ($48,961 ÷ 6,086 shares of beneficial interest issued and outstanding)	$8.04

Class Z

Net asset value, offering price and redemption price per share, ($1,165,062 ÷ 144,754 shares of beneficial interest issued and outstanding)	$8.05

Class R6

Net asset value, offering price and redemption price per share, ($27,884,061 ÷ 3,463,783 shares of beneficial interest issued and outstanding)	$8.05

See Notes to Financial Statements.

46

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Interest income (net of $2,099 foreign withholding tax)	$370,772
Unaffiliated dividend income	237
Affiliated dividend income	156

Total income	371,165

Expenses
Management fee	81,263
Distribution fee(a)	631
Custodian and accounting fees	37,955
Audit fee	25,042
Registration fees(a)	14,641
Legal fees and expenses	9,728
Shareholders’ reports	6,889
Trustees’ fees	4,829
Transfer agent’s fees and expenses (including affiliated expense of $613)(a)	3,058
Miscellaneous	9,846

Total expenses	193,882
Less: Fee waiver and/or expense reimbursement(a)	(98,293)

Net expenses	95,589

Net investment income (loss)	275,576

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	205,763
Futures transactions	2,022,720
Forward currency contract transactions	13,348
Swap agreement transactions	(411,613)
Foreign currency transactions	(79,152)

1,751,066

Net change in unrealized appreciation (depreciation) on:
Investments	(6,054,433)
Futures	435,750
Forward currency contracts	210,987
Options written	(13,369)
Swap agreements	(1,184,349)
Foreign currencies	(59,536)

(6,664,950)

Net gain (loss) on investment and foreign currency transactions	(4,913,884)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,638,308)

See Notes to Financial Statements.

PGIM International Bond Fund    47

Statement of Operations   (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	341	290	—	—
Registration fees	3,436	2,582	5,832	2,791
Transfer agent’s fees and expenses	529	127	2,326	76
Fee waiver and/or expense reimbursement	(4,429)	(2,809)	(12,038)	(79,017)

See Notes to Financial Statements.

48

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$275,576	$659,213
Net realized gain (loss) on investment and foreign currency transactions	1,751,066	1,621,948
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,664,950)	(2,640,034)

Net increase (decrease) in net assets resulting from operations	(4,638,308)	(358,873)

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,231)	(11,618)
Class C	(1,549)	(5,396)
Class Z	(63,861)	(221,194)
Class R6	(1,108,775)	(1,074,118)

	(1,183,416)	(1,312,326)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,133,096	2,351,743
Net asset value of shares issued in reinvestment of dividends and distributions	1,183,212	1,312,012
Cost of shares purchased	(1,927,985)	(16,437,684)

Net increase (decrease) in net assets from Fund share transactions	388,323	(12,773,929)

Total increase (decrease)	(5,433,401)	(14,445,128)

Net Assets:

Beginning of period	34,770,752	49,215,880

End of period	$29,337,351	$34,770,752

See Notes to Financial Statements.

PGIM International Bond Fund    49

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended						December 14, 2016(a) through
	April 30,		Year Ended October 31,				October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.65		$10.13	$10.83	$10.22	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.14	0.14	0.12	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)		(0.32)	0.10	1.43	(0.08)	0.57
Total from investment operations	(1.29)		(0.19)	0.24	1.57	0.04	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.29)	(0.53)	(0.96)	(0.26)	-
Tax return of capital distributions	-		-	(0.24)	-	-	(0.20)
Distributions from net realized gains	-		-	(0.17)	-	-	-
Total dividends and distributions	(0.31)		(0.29)	(0.94)	(0.96)	(0.26)	(0.20)
Net asset value, end of period	$8.05		$9.65	$10.13	$10.83	$10.22	$10.44
Total Return(c):	(13.72)%		(1.93)%	2.30%	16.52%	0.40%	6.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$239		$275	$523	$267	$103	$91
Average net assets (000)	$275		$397	$383	$163	$99	$38
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.99	%(f)	0.99%	0.99%	0.99%	0.99%	0.99	%(f)
Expenses before waivers and/or expense reimbursement	4.24	%(f)	3.34%	4.24%	9.63%	17.44%	3.39	%(f)
Net investment income (loss)	1.29	%(f)	1.29%	1.42%	1.35%	1.14%	0.85	%(f)
Portfolio turnover rate(g)	10%		29%	16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class C Shares
	Six Months Ended						December 14, 2016(a) through
	April 30,		Year Ended October 31,				October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.65		$10.13	$10.83	$10.22	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.06	0.03	0.04	-
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)		(0.31)	0.10	1.46	(0.07)	0.57
Total from investment operations	(1.33)		(0.26)	0.16	1.49	(0.03)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.22)	(0.45)	(0.88)	(0.19)	-
Tax return of capital distributions	-		-	(0.24)	-	-	(0.13)
Distributions from net realized gains	-		-	(0.17)	-	-	-
Total dividends and distributions	(0.28)		(0.22)	(0.86)	(0.88)	(0.19)	(0.13)
Net asset value, end of period	$8.04		$9.65	$10.13	$10.83	$10.22	$10.44
Total Return(c):	(14.15)%		(2.66)%	1.61%	15.65%	(0.34)%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49		$95	$311	$45	$16	$11
Average net assets (000)	$58		$250	$222	$31	$13	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.74	%(f)	1.74%	1.74%	1.74%	1.74%	1.74	%(f)
Expenses before waivers and/or expense reimbursement	11.44	%(f)	4.44%	6.58%	43.49%	124.78%	3.26	%(f)
Net investment income (loss)	0.54	%(f)	0.54%	0.63%	0.33%	0.41%	0.06	%(f)
Portfolio turnover rate(g)	10%		29%	16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund    51

Financial Highlights   (unaudited) (continued)

Class Z Shares
	Six Months Ended						December 14, 2016(a) through
	April 30,		Year Ended October 31,				October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.65		$10.13	$10.83	$10.23	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.17	0.18	0.14	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.34)		(0.32)	0.09	1.45	(0.07)	0.57
Total from investment operations	(1.27)		(0.15)	0.27	1.59	0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.33)	(0.56)	(0.99)	(0.29)	-
Tax return of capital distributions	-		-	(0.24)	-	-	(0.22)
Distributions from net realized gains	-		-	(0.17)	-	-	-
Total dividends and distributions	(0.33)		(0.33)	(0.97)	(0.99)	(0.29)	(0.22)
Net asset value, end of period	$8.05		$9.65	$10.13	$10.83	$10.23	$10.44
Total Return(c):	(13.67)%		(1.57)%	2.66%	16.80%	0.75%	6.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,165		$2,537	$16,104	$3,466	$160	$11
Average net assets (000)	$1,728		$6,683	$10,840	$1,763	$140	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.63	%(f)	0.63%	0.63%	0.74%	0.74%	0.74	%(f)
Expenses before waivers and/or expense reimbursement	2.03	%(f)	1.33%	1.31%	2.16%	12.47%	2.24	%(f)
Net investment income (loss)	1.66	%(f)	1.66%	1.74%	1.28%	1.43%	1.09	%(f)
Portfolio turnover rate(g)	10%		29%	16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class R6 Shares
	Six Months Ended						December 14, 2016(a) through
	April 30,		Year Ended October 31,				October 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.66		$10.13	$10.84	$10.23	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.19	0.18	0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.36)		(0.31)	0.08	1.42	(0.06)	0.57
Total from investment operations	(1.28)		(0.14)	0.27	1.60	0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.33)	(0.57)	(0.99)	(0.29)	-
Tax return of capital distributions	-		-	(0.24)	-	-	(0.22)
Distributions from net realized gains	-		-	(0.17)	-	-	-
Total dividends and distributions	(0.33)		(0.33)	(0.98)	(0.99)	(0.29)	(0.22)
Net asset value, end of period	$8.05		$9.66	$10.13	$10.84	$10.23	$10.44
Total Return(c):	(13.54)%		(1.53)%	2.71%	16.81%	0.75%	6.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,884		$31,863	$32,278	$31,421	$26,850	$26,654
Average net assets (000)	$30,713		$32,477	$31,522	$29,104	$26,854	$25,767
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.58	%(f)	0.58%	0.59%	0.74%	0.74%	0.74	%(f)
Expenses before waivers and/or expense reimbursement	1.10	%(f)	1.02%	1.13%	1.40%	1.55%	1.99	%(f)
Net investment income (loss)	1.70	%(f)	1.67%	1.84%	1.75%	1.39%	1.07	%(f)
Portfolio turnover rate(g)	10%		29%	16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund    53

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM International Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

54

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

PGIM International Bond Fund    55

Notes to Financial Statements   (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

56

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is

PGIM International Bond Fund    57

Notes to Financial Statements   (unaudited) (continued)

to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial

58

statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

PGIM International Bond Fund    59

Notes to Financial Statements   (unaudited) (continued)

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

60

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master

PGIM International Bond Fund    61

Notes to Financial Statements   (unaudited) (continued)

Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing

62

principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

PGIM International Bond Fund    63

Notes to Financial Statements   (unaudited) (continued)

statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively referred to herein as the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of the Fund’s average daily net assets up to $2 billion; and	0.50%
0.485% of the Fund’s average daily net assets over $2 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.99%

64

Class	Expense Limitations
C	1.74%
Z	0.63
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$15	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or

PGIM International Bond Fund    65

Notes to Financial Statements   (unaudited) (continued)

reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$2,925,980	$3,358,392

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$30,869	$2,992,822	$3,023,691	$—	$—	$—	—	$156

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

66

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$33,272,303	$2,261,055	$(7,393,815)	$(5,132,760)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $671,000 which can be carried forward for an unlimited period. The Fund utilized approximately $909,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM International Bond Fund    67

Notes to Financial Statements   (unaudited) (continued)

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,287	21.1%
R6	3,407,552	98.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	93.5%
Unaffiliated	—	—

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	4,866	$46,036
Shares issued in reinvestment of dividends and distributions	981	9,030
Shares purchased	(4,641)	(41,471)
Net increase (decrease) in shares outstanding	1,206	$13,595

Year ended October 31, 2021:
Shares sold	21,689	$223,463
Shares issued in reinvestment of dividends and distributions	1,136	11,418
Shares purchased	(45,960)	(468,504)
Net increase (decrease) in shares outstanding	(23,135)	$(233,623)

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Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	3,601	$34,634
Shares issued in reinvestment of dividends and distributions	168	1,549
Shares purchased	(2,241)	(20,857)
Net increase (decrease) in shares outstanding before conversion	1,528	15,326
Shares purchased upon conversion into other share class(es)	(5,334)	(51,847)
Net increase (decrease) in shares outstanding	(3,806)	$(36,521)

Year ended October 31, 2021:
Shares issued in reinvestment of dividends and distributions	532	$5,336
Shares purchased	(12,035)	(119,657)
Net increase (decrease) in shares outstanding before conversion	(11,503)	(114,321)
Shares purchased upon conversion into other share class(es)	(9,268)	(92,894)
Net increase (decrease) in shares outstanding	(20,771)	$(207,215)

Class Z
Six months ended April 30, 2022:
Shares sold	9,770	$88,917
Shares issued in reinvestment of dividends and distributions	6,891	63,858
Shares purchased	(140,058)	(1,311,148)
Net increase (decrease) in shares outstanding before conversion	(123,397)	(1,158,373)
Shares issued upon conversion from other share class(es)	5,334	51,847
Net increase (decrease) in shares outstanding	(118,063)	$(1,106,526)

Year ended October 31, 2021:
Shares sold	203,980	$2,083,183
Shares issued in reinvestment of dividends and distributions	21,985	221,149
Shares purchased	(1,559,263)	(15,844,416)
Net increase (decrease) in shares outstanding before conversion	(1,333,298)	(13,540,084)
Shares issued upon conversion from other share class(es)	6,534	65,645
Net increase (decrease) in shares outstanding	(1,326,764)	$(13,474,439)

PGIM International Bond Fund    69

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2022:
Shares sold	104,482	$963,509
Shares issued in reinvestment of dividends and distributions	120,541	1,108,775
Shares purchased	(61,347)	(554,509)
Net increase (decrease) in shares outstanding	163,676	$1,517,775

Year ended October 31, 2021:
Shares sold	4,585	$45,097
Shares issued in reinvestment of dividends and distributions	107,453	1,074,109
Shares purchased	(518)	(5,107)
Net increase (decrease) in shares outstanding before conversion	111,520	1,114,099
Shares issued upon conversion from other share class(es)	2,733	27,249
Net increase (decrease) in shares outstanding	114,253	$1,141,348

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

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The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the

PGIM International Bond Fund    71

Notes to Financial Statements   (unaudited) (continued)

extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S.

72

issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

PGIM International Bond Fund    73

Notes to Financial Statements   (unaudited) (continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability

74

to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising

PGIM International Bond Fund    75

Notes to Financial Statements   (unaudited) (continued)

interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Short Position Risk: The Fund may take short positions in derivative instruments that present various risks, including credit/counterparty risk and leverage risk. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying security or instrument and, thus, the risk of a theoretically unlimited loss for the Fund. Short positions also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

76

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM International Bond Fund    77

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ●

Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ●

Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ●

Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ●

Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ●

Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM International Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PXBAX	PXBCX	PXBZX	PXBQX

CUSIP	74441J738	74441J720	74441J696	74441J712

MF234E2

PGIM REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 15, 2022

PGIM Real Estate Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	-6.76	-6.99	3.76	3.68 (06/03/2015)

Class C	-7.24	-3.19	4.13	3.75 (06/03/2015)

Class Z	-6.75	-1.46	5.20	4.81 (06/03/2015)

Class R6	-6.76	-1.46	5.16	5.83 (12/28/2016)

Custom Blend Index

	-7.22	-1.09	4.68	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)

	Class A, Class C, Class Z (06/03/2015)	Class R6 (12/28/2016)

Custom Blend Index	4.43	5.15

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world, and the BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Estate Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Real Estate Sector	% of Net Assets

EPR Properties	Specialized REITs	6.2%

Omega Healthcare Investors, Inc.	Health Care REITs	4.8%

Gaming & Leisure Properties, Inc.	Specialized REITs	4.7%

Global Medical REIT, Inc.	Health Care REITs	4.7%

EPR Properties, Series G	Specialized REITs	4.5%

VICI Properties, Inc.	Specialized REITs	4.3%

CapitaLand Integrated Commercial Trust (Singapore)	Retail REITs	4.1%

Postal Realty Trust, Inc. (Class A Stock)	Office REITs	3.8%

Community Healthcare Trust, Inc.	Health Care REITs	3.8%

Sun Hung Kai Properties Ltd. (Hong Kong)	Diversified Real Estate Activities	3.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Real Estate Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 932.40	1.35%	$ 6.47

	Hypothetical	$1,000.00	$1,018.10	1.35%	$ 6.76

Class C	Actual	$1,000.00	$ 927.60	2.10%	$10.04

	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class Z	Actual	$1,000.00	$ 932.50	1.10%	$ 5.27

	Hypothetical	$1,000.00	$1,019.34	1.10%	$ 5.51

Class R6	Actual	$1,000.00	$ 932.40	1.10%	$ 5.27

	Hypothetical	$1,000.00	$1,019.34	1.10%	$ 5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 78.9%

Diversified Real Estate Activities 3.8%

Sun Hung Kai Properties Ltd. (Hong Kong)	102,608	$1,175,145

Diversified REITs 6.3%

Daiwa House REIT Investment Corp. (Japan)	132	320,428
Essential Properties Realty Trust, Inc.	46,521	1,116,504
Nomura Real Estate Master Fund, Inc. (Japan)	432	542,564

		1,979,496

Health Care REITs 16.1%

Community Healthcare Trust, Inc.	32,038	1,179,639
Global Medical REIT, Inc.	98,586	1,455,130
Healthcare Trust of America, Inc. (Class A Stock)	29,292	892,234
Omega Healthcare Investors, Inc.	58,739	1,496,670

		5,023,673

Industrial REITs 3.6%

Nexus Industrial REIT (Canada)	111,078	1,107,624

Office REITs 7.1%

Hudson Pacific Properties, Inc.	28,500	663,480
Nippon Building Fund, Inc. (Japan)	68	351,722
Postal Realty Trust, Inc. (Class A Stock)	71,032	1,195,469

		2,210,671

Real Estate Operating Companies 3.4%

Swire Properties Ltd. (Hong Kong)	443,076	1,063,784

Retail REITs 21.3%

Acadia Realty Trust	19,280	403,338
CapitaLand Integrated Commercial Trust (Singapore)	760,416	1,272,328
Federal Realty Investment Trust	5,237	613,043
Kite Realty Group Trust	38,752	864,169
Macerich Co. (The)	54,782	687,514
NETSTREIT Corp.	28,253	610,830
Scentre Group (Australia)	262,433	546,921
Simon Property Group, Inc.	9,298	1,097,164
Supermarket Income REIT PLC (United Kingdom)	354,600	557,205

		6,652,512

See Notes to Financial Statements.

PGIM Real Estate Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs 17.3%

CubeSmart	13,645	$648,274
Digital Core REIT Management Pte Ltd. (Singapore)*	3	3
EPR Properties	36,695	1,927,222
Gaming & Leisure Properties, Inc.	33,330	1,479,185
VICI Properties, Inc.	45,029	1,342,309

		5,396,993

TOTAL COMMON STOCKS (cost $25,268,352)		24,609,898

PREFERRED STOCKS 20.6%

Diversified REITs 5.8%

Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	28,205	721,484
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	44,841	1,076,184

		1,797,668

Hotel & Resort REITs 3.3%

Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	52,321	1,019,213

Residential REITs 7.0%

American Homes 4 Rent, Series G, 5.875%, Maturing 07/17/22(oo)	36,285	916,196
Centerspace, Series C, 6.625%, Maturing 10/02/22(oo)	25,594	651,879
UMH Properties, Inc., Series C, 6.750%, Maturing 07/26/22(oo)	24,932	634,021

		2,202,096

Specialized REITs 4.5%

EPR Properties, Series G, 5.750%, Maturing 11/30/22(oo)	59,871	1,406,370

TOTAL PREFERRED STOCKS (cost $6,662,760)		6,425,347

TOTAL INVESTMENTS 99.5% (cost $31,931,112)		31,035,245
Other assets in excess of liabilities 0.5%		156,225

NET ASSETS 100.0%		$31,191,470

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(oo)	Perpetual security. Maturity date represents next call date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified Real Estate Activities	$—	$1,175,145	$—
Diversified REITs	1,116,504	862,992	—
Health Care REITs	5,023,673	—	—
Industrial REITs	1,107,624	—	—
Office REITs	1,858,949	351,722	—
Real Estate Operating Companies	—	1,063,784	—
Retail REITs	4,276,058	2,376,454	—
Specialized REITs	5,396,990	3	—
Preferred Stocks
Diversified REITs	1,797,668	—	—
Hotel & Resort REITs	1,019,213	—	—
Residential REITs	2,202,096	—	—
Specialized REITs	1,406,370	—	—

Total	$25,205,145	$5,830,100	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Specialized REITs	21.8%
Retail REITs	21.3
Health Care REITs	16.1

Diversified REITs	12.1%
Office REITs	7.1
Residential REITs	7.0

See Notes to Financial Statements.

PGIM Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Sector Classification (continued):

Diversified Real Estate Activities	3.8%
Industrial REITs	3.6
Real Estate Operating Companies	3.4
Hotel & Resort REITs	3.3

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $31,931,112)	$31,035,245
Foreign currency, at value (cost $14)	14
Receivable for investments sold	323,259
Dividends receivable	112,051
Tax reclaim receivable	7,838
Receivable for Fund shares sold	539
Prepaid expenses	565

Total Assets	31,479,511

Liabilities

Payable for Fund shares purchased	200,502
Payable to custodian	31,508
Accrued expenses and other liabilities	22,387
Management fee payable	15,996
Audit fee payable	15,819
Trustees’ fees payable	865
Affiliated transfer agent fee payable	485
Distribution fee payable	479

Total Liabilities	288,041

Net Assets	$31,191,470

Net assets were comprised of:
Shares of beneficial interest, at par	$4,193
Paid-in capital in excess of par	31,933,889
Total distributable earnings (loss)	(746,612)

Net assets, April 30, 2022	$31,191,470

See Notes to Financial Statements.

PGIM Real Estate Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Class A

Net asset value and redemption price per share,
($1,211,567 ÷ 163,164 shares of beneficial interest issued and outstanding)	$7.43
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.86

Class C

Net asset value, offering price and redemption price per share,
($246,745 ÷ 33,240 shares of beneficial interest issued and outstanding)	$7.42

Class Z

Net asset value, offering price and redemption price per share,
($7,584,781 ÷ 1,017,394 shares of beneficial interest issued and outstanding)	$7.46

Class R6

Net asset value, offering price and redemption price per share,
($22,148,377 ÷ 2,978,969 shares of beneficial interest issued and outstanding)	$7.43

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $14,571 foreign withholding tax)	$881,078
Income from securities lending, net (including affiliated income of $395)	3,323
Affiliated dividend income	37

Total income	884,438

Expenses
Management fee	147,752
Distribution fee(a)	3,434
Custodian and accounting fees	23,804
Audit fee	15,819
Registration fees(a)	13,516
Legal fees and expenses	9,742
Transfer agent’s fees and expenses (including affiliated expense of $1,102)(a)	6,815
Shareholders’ reports	5,781
Trustees’ fees	4,861
Miscellaneous	14,748

Total expenses	246,272
Less: Fee waiver and/or expense reimbursement(a)	(39,047)
Distribution fee waiver(a)	(349)

Net expenses	206,876

Net investment income (loss)	677,562

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(731))	566,810
Foreign currency transactions	(6,676)

560,134

Net change in unrealized appreciation (depreciation) on:
Investments	(3,811,995)
Foreign currencies	(2,725)

(3,814,720)

Net gain (loss) on investment and foreign currency transactions	(3,254,586)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,577,024)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,095	1,339	—	—
Registration fees	3,763	2,915	4,343	2,495
Transfer agent’s fees and expenses	1,388	278	5,074	75
Fee waiver and/or expense reimbursement	(5,860)	(3,329)	(13,604)	(16,254)
Distribution fee waiver	(349)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$677,562	$1,319,578
Net realized gain (loss) on investment and foreign currency transactions	560,134	9,184,310
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,814,720)	4,312,329

Net increase (decrease) in net assets resulting from operations	(2,577,024)	14,816,217

Dividends and Distributions
Distributions from distributable earnings
Class A	(338,317)	(54,882)
Class C	(61,984)	(9,354)
Class Z	(1,789,380)	(433,149)
Class R6	(6,228,077)	(1,310,830)

	(8,417,758)	(1,808,215)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,634,615	21,122,631
Net asset value of shares issued in reinvestment of dividends and distributions	8,402,716	1,805,219
Cost of shares purchased	(10,293,798)	(25,640,300)

Net increase (decrease) in net assets from Fund share transactions	(256,467)	(2,712,450)

Total increase (decrease)	(11,251,249)	10,295,552

Net Assets:
Beginning of period	42,442,719	32,147,167

End of period	$31,191,470	$42,442,719

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.26		$7.67	$10.66	$8.76	$9.62	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.25	0.27	0.28	0.34	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.79)		2.70	(2.43)	1.97	(0.63)	0.05
Total from investment operations	(0.60)		2.95	(2.16)	2.25	(0.29)	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.36)	(0.63)	(0.35)	(0.50)	(0.48)
Tax return of capital distributions	-		-	(0.14)	-	(0.07)	-
Distributions from net realized gains	(2.03)		-	(0.06)	-	-	-
Total dividends and distributions	(2.23)		(0.36)	(0.83)	(0.35)	(0.57)	(0.48)
Net asset value, end of period	$7.43		$10.26	$7.67	$10.66	$8.76	$9.62
Total Return(b):	(6.76)%		38.84%	(21.25)%	26.26%	(3.15)%	4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,212		$1,582	$866	$915	$621	$914
Average net assets (000)	$1,408		$1,428	$796	$677	$878	$744
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35	%(e)	1.35%	1.36%	1.35%	1.36%	1.35%
Expenses before waivers and/or expense reimbursement	2.24	%(e)	2.16%	4.78%	4.65%	4.85%	3.30%
Net investment income (loss)	4.59	%(e)	2.56%	3.18%	2.91%	3.73%	4.00%
Portfolio turnover rate(f)	40%		201%	235%	257%	153%	137%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.26		$7.67	$10.66	$8.76	$9.62	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.18	0.23	0.21	0.27	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.76)		2.70	(2.45)	1.97	(0.63)	0.05
Total from investment operations	(0.65)		2.88	(2.22)	2.18	(0.36)	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.29)	(0.57)	(0.28)	(0.44)	(0.41)
Tax return of capital distributions	-		-	(0.14)	-	(0.06)	-
Distributions from net realized gains	(2.03)		-	(0.06)	-	-	-
Total dividends and distributions	(2.19)		(0.29)	(0.77)	(0.28)	(0.50)	(0.41)
Net asset value, end of period	$7.42		$10.26	$7.67	$10.66	$8.76	$9.62
Total Return(b):	(7.24)%		37.84%	(21.86)%	25.34%	(3.85)%	3.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$247		$277	$268	$639	$336	$293
Average net assets (000)	$270		$302	$500	$510	$314	$309
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.10	%(e)	2.10%	2.11%	2.10%	2.11%	2.10%
Expenses before waivers and/or expense reimbursement	4.59	%(e)	4.27%	6.45%	5.86%	8.85%	4.00%
Net investment income (loss)	2.55	%(e)	1.92%	2.62%	2.21%	2.98%	3.29%
Portfolio turnover rate(f)	40%		201%	235%	257%	153%	137%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.29		$7.69	$10.69	$8.78	$9.62	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.28	0.34	0.31	0.39	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.74)		2.71	(2.49)	1.98	(0.64)	0.06
Total from investment operations	(0.59)		2.99	(2.15)	2.29	(0.25)	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.39)	(0.65)	(0.38)	(0.52)	(0.50)
Tax return of capital distributions	-		-	(0.14)	-	(0.07)	-
Distributions from net realized gains	(2.03)		-	(0.06)	-	-	-
Total dividends and distributions	(2.24)		(0.39)	(0.85)	(0.38)	(0.59)	(0.50)
Net asset value, end of period	$7.46		$10.29	$7.69	$10.69	$8.78	$9.62
Total Return(b):	(6.75)%		39.19%	(21.08)%	26.62%	(2.70)%	4.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,585		$10,941	$7,797	$16,451	$6,951	$10,681
Average net assets (000)	$8,414		$11,287	$9,743	$12,060	$8,632	$8,961
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.10%	1.11%	1.10%	0.98%	1.10%
Expenses before waivers and/or expense reimbursement	1.43	%(e)	1.38%	2.54%	2.31%	2.81%	2.96%
Net investment income (loss)	3.70	%(e)	2.92%	3.81%	3.17%	4.25%	4.17%
Portfolio turnover rate(f)	40%		201%	235%	257%	153%	137%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 28, 2016(a) through October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.27		$7.68	$10.67	$8.76	$9.62	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.12	0.31	0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.75)		2.71	(2.26)	1.98	(0.52)	0.38
Total from investment operations	(0.60)		2.98	(2.14)	2.29	(0.27)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.39)	(0.65)	(0.38)	(0.50)	(0.40)
Tax return of capital distributions	-		-	(0.14)	-	(0.09)	-
Distributions from net realized gains	(2.03)		-	(0.06)	-	-	-
Total dividends and distributions	(2.24)		(0.39)	(0.85)	(0.38)	(0.59)	(0.40)
Net asset value, end of period	$7.43		$10.27	$7.68	$10.67	$8.76	$9.62
Total Return(c):	(6.76)%		39.11%	(21.03)%	26.54%	(2.92)%	7.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,148		$29,642	$23,216	$158	$70	$11
Average net assets (000)	$27,152		$33,597	$675	$115	$17	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.10	%(f)	1.10%	1.10%	1.10%	1.10%	1.10	%(f)
Expenses before waivers and/or expense reimbursement	1.22	%(f)	1.15%	3.80%	8.55%	91.97%	2.79	%(f)
Net investment income (loss)	3.62	%(f)	2.82%	1.36%	3.15%	2.70%	3.78	%(f)
Portfolio turnover rate(g)	40%		201%	235%	257%	153%	137%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate, and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively referred to herein as the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.80% on average daily net assets up to and including $1 billion;	0.80%
0.78% on the next $2 billion of average daily net assets;
0.76% on the next $2 billion of average daily net assets;
0.75% on the next $5 billion of average daily net assets;
0.74% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

26

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.35%
C	2.10
Z	1.10
R6	1.10

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets.The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2022, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders.

Class	FESL	CDSC
A	$4,125	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Real Estate Income Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$15,018,739	$22,783,733

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$108,325	$2,070,422	$2,178,747	$—	$—	$—	—	$37

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$—	$4,350,626	$4,349,895	$—	$(731)	$—	—	$395(2)
$108,325	$6,421,048	$6,528,642	$—	$(731)	$—		$432

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$32,132,160	$1,403,094	$(2,500,009)	$(1,096,915)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Real Estate Income Fund	29

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	928,411	91.3%
R6	2,620,773	88.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	2	84.6%
Unaffiliated	1	11.5

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	21,321	$189,244
Shares issued in reinvestment of dividends and distributions	42,540	334,080
Shares purchased	(55,115)	(458,049)
Net increase (decrease) in shares outstanding before conversion	8,746	65,275
Shares issued upon conversion from other share class(es)	258	2,020
Net increase (decrease) in shares outstanding	9,004	$67,295

Year ended October 31, 2021:
Shares sold	79,927	$748,083
Shares issued in reinvestment of dividends and distributions	5,448	53,702
Shares purchased	(47,077)	(456,874)
Net increase (decrease) in shares outstanding before conversion	38,298	344,911
Shares issued upon conversion from other share class(es)	2,962	28,998
Net increase (decrease) in shares outstanding	41,260	$373,909

30

Share Class	Shares	Amount

Class C
Six months ended April 30, 2022:
Shares sold	989	$10,000
Shares issued in reinvestment of dividends and distributions	7,892	61,984
Shares purchased	(2,407)	(18,412)
Net increase (decrease) in shares outstanding before conversion	6,474	53,572
Shares purchased upon conversion into other share class(es)	(258)	(2,020)
Net increase (decrease) in shares outstanding	6,216	$51,552

Year ended October 31, 2021:
Shares sold	3,450	$34,123
Shares issued in reinvestment of dividends and distributions	961	9,354
Shares purchased	(9,335)	(94,421)
Net increase (decrease) in shares outstanding before conversion	(4,924)	(50,944)
Shares purchased upon conversion into other share class(es)	(2,962)	(28,998)
Net increase (decrease) in shares outstanding	(7,886)	$(79,942)

Class Z
Six months ended April 30, 2022:
Shares sold	12,347	$104,887
Shares issued in reinvestment of dividends and distributions	225,666	1,778,575
Shares purchased	(283,703)	(2,809,742)
Net increase (decrease) in shares outstanding	(45,690)	$(926,280)

Year ended October 31, 2021:
Shares sold	450,856	$4,063,420
Shares issued in reinvestment of dividends and distributions	44,107	431,334
Shares purchased	(217,541)	(2,132,230)
Net increase (decrease) in shares outstanding before conversion	277,422	2,362,524
Shares purchased upon conversion into other share class(es)	(227,572)	(2,384,950)
Net increase (decrease) in shares outstanding	49,850	$(22,426)

Class R6
Six months ended April 30, 2022:
Shares sold	165,119	$1,330,484
Shares issued in reinvestment of dividends and distributions	792,076	6,228,077
Shares purchased	(864,446)	(7,007,595)
Net increase (decrease) in shares outstanding	92,749	$550,966

Year ended October 31, 2021:
Shares sold	1,745,152	$16,277,005
Shares issued in reinvestment of dividends and distributions	134,512	1,310,829
Shares purchased	(2,245,276)	(22,956,775)
Net increase (decrease) in shares outstanding before conversion	(365,612)	(5,368,941)
Shares issued upon conversion from other share class(es)	228,225	2,384,950
Net increase (decrease) in shares outstanding	(137,387)	$(2,983,991)

PGIM Real Estate Income Fund	31

Notes to Financial Statements (unaudited) (continued)

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 28 days that the Fund had loans outstanding during the period was approximately $565,714, borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding amount during the period was $2,043,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be

32

taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards

PGIM Real Estate Income Fund	33

Notes to Financial Statements (unaudited) (continued)

as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

34

in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other

PGIM Real Estate Income Fund	35

Notes to Financial Statements (unaudited) (continued)

types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

36

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Real Estate Income Fund	37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX

CUSIP	74441J761	74441J753	74441J746	74441J670

MF228E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022